UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 33.2%
Capital Markets - 2.7%
The Goldman Sachs Group, Inc.	25,000	$5,770,500
Janus Capital Group, Inc.	373,650	10,342,632
Merrill Lynch & Co., Inc.	389,500	36,118,335
Morgan Stanley	161,100	13,699,944
Waddell & Reed Financial, Inc.-Class A	151,300	3,924,722

		69,856,133

Commercial Banks - 4.9%
BB&T Corp.	32,700	1,376,997
Comerica, Inc.	252,300	15,852,009
Fifth Third Bancorp	430,500	18,235,980
Keycorp	89,900	3,201,339
National City Corp.	511,700	17,699,703
SunTrust Banks, Inc.	149,800	13,375,642
U.S. Bancorp	523,400	18,099,172
Wachovia Corp.	395,000	21,405,050
Wells Fargo & Co.	449,200	16,211,628

		125,457,520

Diversified Financial Services - 10.0%
Bank of America Corp.	1,759,500	89,224,245
Citigroup, Inc.	1,825,800	99,487,842
JPMorgan Chase & Co.	1,299,100	67,332,353

		256,044,440

Insurance - 11.0%
ACE Ltd.	145,900	8,983,063
Allstate Corp.	257,800	15,854,700
AMBAC Financial Group, Inc.	169,000	15,144,090
American International Group, Inc.	819,500	59,282,630
Chubb Corp.	296,800	16,285,416
Fidelity National Financial, Inc.-Class A	522,500	14,650,900
Genworth Financial, Inc.-Class A	449,200	16,216,120
Hartford Financial Services Group, Inc.	215,600	22,243,452
MBIA, Inc.	201,400	13,403,170
MetLife, Inc.	316,300	21,508,400
Old Republic International Corp.	496,200	10,747,692
PartnerRe, Ltd.	66,100	5,076,480
Prudential Financial, Inc.	42,800	4,366,456
RenaissanceRe Holdings, Ltd.	128,700	7,553,403
Torchmark Corp.	101,400	7,109,154
The Travelers Cos, Inc.	457,000	24,755,690
UnumProvident Corp.	342,700	9,095,258
XL Capital Ltd.-Class A	124,300	10,137,908

		282,413,982

Thrifts & Mortgage Finance - 4.6%
Astoria Financial Corp.	235,300	6,273,098
Countrywide Financial Corp.	490,500	19,100,070
Federal Home Loan Mortgage Corp.	330,500	22,074,095
Federal National Mortgage Association	500,500	31,991,960
MGIC Investment Corp.	182,500	11,862,500
Washington Mutual, Inc.	568,500	24,854,820

		116,156,543

		849,928,618

Energy - 12.1%
Oil, Gas & Consumable Fuels - 12.1%
BP PLC (ADR)	170,700	11,438,607
Chevron Corp.	878,500	71,588,965
ConocoPhillips	365,500	28,300,665
El Paso Corp.	56,000	954,240
Exxon Mobil Corp.	1,672,800	139,126,776
Marathon Oil Corp.	233,500	28,909,635
Occidental Petroleum Corp.	71,200	3,913,864
Royal Dutch Shell PLC (ADR)	171,300	12,727,590
Total SA (ADR)	162,000	12,222,900

		309,183,242

Consumer Discretionary - 11.8%
Auto Components - 1.1%
Autoliv, Inc.	162,800	9,719,160
BorgWarner, Inc.	121,100	10,191,776
Magna International, Inc.-Class A	109,000	9,717,350

		29,628,286

Automobiles - 0.2%
General Motors Corp.	172,000	5,158,280

Hotels Restaurants & Leisure - 1.1%
McDonald’s Corp.	556,700	28,141,185

Household Durables - 1.2%
Black & Decker Corp.	123,600	11,671,548
Centex Corp.	126,125	6,099,405
KB Home	227,500	10,439,975
Newell Rubbermaid, Inc.	90,900	2,886,984

		31,097,912

Leisure Equipment & Products - 0.5%
Mattel, Inc.	455,500	12,758,555

Media - 3.9%
CBS Corp.-Class B	617,300	20,531,398
Comcast Corp.-Class A (a)	605,700	16,602,237
Comcast Corp.-Special-Class A (a)	223,425	6,072,692
Interpublic Group of Cos., Inc. (a)	611,100	7,180,425
Time Warner, Inc.	1,335,900	28,548,183
Viacom, Inc.-Class B (a)	298,800	13,422,096
The Walt Disney Co.	198,900	7,049,016

		99,406,047

Multiline Retail - 1.6%
Dollar Tree Stores, Inc. (a)	107,900	4,565,249
Family Dollar Stores, Inc.	383,000	12,887,950
Macy’s, Inc.	412,300	16,463,139
Saks, Inc.	299,500	6,001,980

		39,918,318

Specialty Retail - 1.4%
The Gap, Inc.	655,500	12,139,860
Ltd. Brands, Inc.	282,000	7,402,500
Office Depot, Inc. (a)	309,400	11,262,160
The Sherwin-Williams Co.	72,900	4,930,956

		35,735,476

Textiles Apparel & Luxury Goods - 0.8%
Jones Apparel Group, Inc.	256,400	7,635,592
VF Corp.	150,500	14,113,890

		21,749,482

		303,593,541

Consumer Staples - 9.6%
Beverages - 1.3%
The Coca-Cola Co.	101,400	5,373,186
Coca-Cola Enterprises, Inc.	224,800	5,249,080
Molson Coors Brewing Co.-Class B	154,000	14,101,780
PepsiCo, Inc.	124,100	8,479,753

		33,203,799

Food & Staples Retailing - 1.1%
The Kroger Co.	398,300	12,076,456
Safeway, Inc.	458,600	15,812,528

		27,888,984

Food Products - 2.5%
ConAgra Foods, Inc.	419,900	10,707,450
General Mills, Inc.	198,500	12,156,140
Kellogg Co.	210,100	11,341,198
Kraft Foods, Inc.-Class A	440,877	14,919,278
Sara Lee Corp.	792,800	14,191,120

		63,315,186

Household Products - 2.8%
Colgate-Palmolive Co.	180,200	12,066,192
Kimberly-Clark Corp.	200,000	14,192,000
Procter & Gamble Co.	718,900	45,686,095

		71,944,287

Tobacco - 1.9%
Altria Group, Inc.	560,300	39,837,330
UST, Inc.	173,900	9,284,521

		49,121,851

		245,474,107

Telecommunication Services - 7.5%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	1,792,500	74,101,950
Embarq Corp.	38,305	2,461,479
Verizon Communications, Inc.	1,306,200	56,858,886

		133,422,315

Wireless Telecommunication Services - 2.3%
American Tower Corp.-Class A (a)	90,000	3,886,200
Crown Castle International Corp. (a)	287,600	10,589,432
Sprint Nextel Corp.	1,351,200	30,874,920
Vodafon Group PLC (a)	432,800	13,602,904

		58,953,456

		192,375,771

Health Care - 6.6%
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.-Class A	156,700	8,026,174
McKesson Corp.	155,956	9,845,502
Tenet Healthcare Corp. (a)	157,800	1,096,710

		18,968,386

Pharmaceuticals - 5.9%
Eli Lilly & Co.	296,100	17,357,382
Merck & Co., Inc.	741,700	38,902,165
Pfizer, Inc.	2,865,500	78,772,595
Schering-Plough Corp.	474,700	15,541,678

		150,573,820

		169,542,206

Industrials - 5.8%
Aerospace & Defense - 1.2%
Boeing Co.	126,400	12,714,576
Lockheed Martin Corp.	30,400	2,982,240
Northrop Grumman Corp.	200,900	15,190,049

		30,886,865

Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	112,900	5,390,975

Industrial Conglomerates - 2.7%
General Electric Co.	1,853,700	69,662,046

Machinery - 1.7%
Cummins, Inc.	170,200	16,037,946
Eaton Corp.	81,900	7,677,306
Ingersoll-Rand Co. Ltd.-Class A	144,000	7,391,520
SPX Corp.	132,300	11,625,201

		42,731,973

		148,671,859

Materials - 4.5%
Chemicals - 2.1%
Ashland, Inc.	57,900	3,492,528
Dow Chemical Co.	449,200	20,384,696
E.I. Du Pont de Nemours & Co.	305,500	15,983,760
Lubrizol Corp.	123,500	8,116,420
PPG Industries, Inc.	86,200	6,567,578

		54,544,982

Containers & Packaging - 1.8%
Crown Holdings, Inc. (a)	374,900	9,346,257
Owens-Illinois, Inc. (a)	275,200	9,356,800
Smurfit-Stone Container Corp. (a)	439,600	5,684,028
Sonoco Products Co.	210,400	9,110,320
Temple-Inland, Inc.	179,600	11,314,800

		44,812,205

Metals & Mining - 0.6%
Arcelor Mittal-Class A	250,200	15,009,498

		114,366,685

Information Technology - 3.9%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	177,700	4,783,684
Nokia OYJ (ADR)	379,300	10,385,234

		15,168,918

Computers & Peripherals - 1.4%
Hewlett-Packard Co.	260,600	11,912,026
International Business Machines Corp.	149,800	15,968,680
Lexmark International, Inc.-Class A (a)	182,600	9,482,418

		37,363,124

Electronic Equipment & Instruments - 1.0%
Arrow Electronics, Inc. (a)	136,200	5,591,010
Celestica, Inc. (a)	339,400	2,233,252
Flextronics International Ltd. (a)	924,900	10,682,595
Sanmina-SCI Corp. (a)	599,600	2,140,572
Solectron Corp. (a)	959,100	3,260,940
Tech Data Corp. (a)	42,875	1,580,373

		25,488,742

IT Services - 0.4%
Electronic Data Systems Corp.	321,700	9,268,177

Software - 0.5%
Microsoft Corp.	420,300	12,890,601

		100,179,562

Utilities - 1.6%
Electric Utilities - 1.3%
Allegheny Energy, Inc. (a)	235,800	12,589,362
Entergy Corp.	143,700	16,223,730
Northeast Utilities	137,900	4,193,539

		33,006,631

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	34,350	3,152,299

Multi-Utilities - 0.2%
Alliant Energy Corp.	17,600	760,320
Wisconsin Energy Corp.	85,125	4,122,604

		4,882,924

		41,041,854

Total Common Stocks
(cost $2,006,884,865)		2,474,357,445

SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 3.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b)
(cost $86,061,686)	86,061,686	86,061,686

Total Investments - 100.0%
(cost $2,092,946,551)		2,560,419,131
Other assets less liabilities - 0.0%		616,356

Net Assets - 100.0%		$2,561,035,487

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Information Technology - 29.3%
Communications Equipment - 4.9%
Cisco Systems, Inc. (a)	3,282,500	$88,364,900
QUALCOMM, Inc.	833,900	35,816,005

		124,180,905

Computers & Peripherals - 11.3%
Apple, Inc. (a)	1,253,650	152,393,694
Hewlett-Packard Co.	1,804,600	82,488,266
Network Appliance, Inc. (a)	1,057,900	34,053,801
Sun Microsystems, Inc. (a)	3,674,100	18,737,910

		287,673,671

Internet Software & Services - 7.1%
Akamai Technologies, Inc. (a)	244,500	10,809,345
eBay, Inc. (a)	653,400	21,274,704
Google, Inc.-Class A (a)	299,735	149,193,096

		181,277,145

IT Services - 0.3%
DST Systems, Inc. (a)	78,900	6,606,297

Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp.-Class A (a)	1,497,700	45,769,712
NVIDIA Corp. (a)	439,900	15,251,333

		61,021,045

Software - 3.3%
Adobe Systems, Inc. (a)	754,500	33,258,360
Microsoft Corp.	1,657,600	50,838,592

		84,096,952

		744,856,015

Financials - 20.1%
Capital Markets - 12.3%
Credit Suisse Group (New York) (ADR)	897,885	68,176,408
Franklin Resources, Inc.	575,650	78,138,731
The Goldman Sachs Group, Inc.	153,990	35,543,972
Lazard Ltd.-Class A	65,700	3,539,916
Legg Mason, Inc.	590,890	59,697,617
Merrill Lynch & Co., Inc.	719,500	66,719,235

		311,815,879

Diversified Financial Services - 6.7%
Chicago Mercantile Exchange Holdings, Inc.-Class A	172,640	91,671,840
JPMorgan Chase & Co.	715,600	37,089,548
Moody’s Corp.	268,000	18,666,200
NYSE Euronext (a)	294,000	24,425,520

		171,853,108

Insurance - 1.1%
American International Group, Inc.	387,260	28,014,388

		511,683,375

Health Care - 18.3%
Biotechnology - 5.7%
Celgene Corp. (a)	375,200	22,977,248
Genentech, Inc. (a)	595,700	47,518,989
Gilead Sciences, Inc. (a)	886,200	73,350,774

		143,847,011

Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	423,950	58,530,537

Health Care Providers & Services - 5.6%
Medco Health Solutions, Inc. (a)	290,100	22,558,176
WellPoint, Inc. (a)	1,475,200	120,096,032

		142,654,208

Pharmaceuticals - 4.7%
Abbott Laboratories	1,029,300	58,001,055
Merck & Co., Inc.	563,900	29,576,555
Teva Pharmaceutical Industries, Ltd. (ADR)	388,900	15,244,880
Wyeth	311,100	17,994,024

		120,816,514

		465,848,270

Consumer Discretionary - 11.0%
Hotels Restaurants & Leisure - 3.9%
Hilton Hotels Corp.	744,000	26,449,200
Las Vegas Sands Corp. (a)	142,000	11,078,840
McDonald’s Corp.	328,450	16,603,147
Starwood Hotels & Resorts Worldwide, Inc.	587,250	42,323,108
Wynn Resorts Ltd.	27,800	2,683,812

		99,138,107

Media - 3.0%
Comcast Corp.-Special-Class A (a)	2,842,950	77,271,381

Multiline Retail - 3.5%
Kohl’s Corp. (a)	665,200	50,102,864
Target Corp.	608,450	37,985,533

		88,088,397

Textiles Apparel & Luxury Goods - 0.6%
Nike, Inc.-Class B	264,300	14,999,025

		279,496,910

Industrials - 8.7%
Aerospace & Defense - 6.8%
Boeing Co.	1,019,000	102,501,210
Honeywell International, Inc.	632,300	36,616,493
Spirit Aerosystems Holdings, Inc.-Class A (a)	925,700	32,316,187

		171,433,890

Construction & Engineering - 1.0%
Fluor Corp.	249,600	25,983,360

Electrical Equipment - 0.5%
Emerson Electric Co.	269,200	13,042,740

Machinery - 0.4%
Deere & Co.	86,200	10,384,514

		220,844,504

Consumer Staples - 4.5%
Beverages - 0.9%
PepsiCo, Inc.	327,000	22,343,910

Food Products - 0.7%
WM Wrigley Jr Co.	294,800	17,275,280

Household Products - 2.9%
Procter & Gamble Co.	1,167,800	74,213,690

		113,832,880

Energy - 3.8%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	249,400	20,570,512
Halliburton Co.	755,700	27,167,415
Schlumberger, Ltd.	651,950	50,767,347

		98,505,274

Materials - 2.7%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	193,300	15,075,467
Monsanto Co.	863,400	53,185,440

		68,260,907

Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L (ADR)	452,500	27,398,875

Total Common Stocks (cost $2,159,448,262)		2,530,727,010

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $13,280,657)	13,280,657	13,280,657

Total Investments - 100.0%
(cost $2,172,728,919)		2,544,007,667
Other assets less liabilities - 0.0%		(13,003)

Net Assets - 100.0%		$2,543,994,664

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Equity:Other - 39.3%
Diversified/Specialty - 35.5%
Alexandria Real Estate Equities, Inc.	123,700	$13,013,240
British Land Co. PLC	989,226	28,342,641
Canadian Real Estate Investment Trust	243,549	6,867,462
DB RREEF Trust	11,188,095	18,263,277
Digital Realty Trust, Inc.	348,900	14,165,340
Fonciere Des Regions	92,300	15,658,899
Forest City Enterprises, Inc.-Class A	208,013	14,581,711
General Property Group	2,458,297	10,482,353
Hang Lung Properties, Ltd.	4,369,000	13,855,842
Keppel Land Ltd.	1,889,000	11,543,016
Kerry Properties Ltd.	4,641,332	28,503,659
Land Securities Group PLC	803,809	30,964,852
Mitsubishi Estate Co. Ltd.	779,000	23,966,979
Mitsui Fudosan Co. Ltd.	991,000	31,224,425
Multiplex Group	1,939,400	7,908,132
New World Development Co., Ltd.	9,777,443	23,861,321
Sino Land Co.	5,648,601	12,374,475
Stockland	444,084	3,248,164
Sumitomo Realty & Development	690,000	26,108,302
Sun Hung Kai Properties Ltd.	1,866,600	21,683,172
Unibail	150,918	43,262,237
Vornado Realty Trust	206,400	24,976,464

		424,855,963

Health Care - 3.8%
Health Care Property Investors, Inc.	253,300	8,275,311
Nationwide Health Properties, Inc.	373,500	11,604,645
Omega Healthcare Investors, Inc.	315,000	5,421,150
Ventas, Inc.	492,700	20,870,772

		46,171,878

		471,027,841

Office - 21.0%
Allied Properties Real Estate Investment Trust	247,692	5,319,265
Beni Stabili SpA	8,214,000	13,812,806
Boston Properties, Inc.	132,300	15,304,464
Brookfield Properties Corp.	396,450	10,410,777
Citycon Oyj	1,810,000	13,508,565
Cominar Real Estate Investment Trust	256,355	5,558,033
Derwent Valley Holdings PLC	368,110	15,115,304

Dundee Real Estate Investment Trust	232,637	8,621,663
Eurocastle Investment Ltd.	275,000	14,719,635
Great Portland Estates PLC	787,000	11,158,777
H&R Real Estate Investment	137,100	3,095,517
ING Office Fund	8,019,300	11,969,562
IVG Immobilien AG	282,000	12,189,954
Japan Real Estate Investment-Class A	1,060	14,621,524
Maguire Properties, Inc.	219,500	7,930,535
Nippon Building Fund, Inc.-Class A	731	11,817,851
Nomura Real Estate Office Fund, Inc.-Class A	915	11,428,296
Norwegian Property ASA	585,000	8,419,009
NTT Urban Development Corp.	13,000	31,438,321
SL Green Realty Corp.	87,600	12,271,008
Sponda OYJ	775,000	12,619,616

		251,330,482

Retail - 17.7%
Regional Mall - 7.5%
General Growth Properties, Inc.	367,000	21,667,680
Simon Property Group, Inc.	312,600	33,754,548
Taubman Centers, Inc.	145,100	7,983,402
Westfield Group	1,453,764	25,802,343

		89,207,973

Shopping Center/Other Retail - 10.2%
CapitaMall Trust	5,284,800	14,216,160
Developers Diversified Realty Corp.	172,900	10,659,285
Federal Realty Investment Trust	47,000	4,165,140
Hammerson PLC	254,200	8,014,774
Japan Retail Fund Investment Corp.-Class A	2,489	25,555,353
Kimco Realty Corp.	345,300	15,983,937
Klepierre	109,400	21,167,079
Primaris Retail Real Estate Investment Trust	179,610	3,190,529
RioCan Real Estate Investment Trust	494,097	12,199,983
Tanger Factory Outlet Centers	178,600	7,492,270

		122,644,510

		211,852,483

Residential - 9.6%
Multi-Family - 8.6%
Apartment Investment & Management Co.-Class A	248,100	13,613,247
Archstone-Smith Trust	93,300	5,756,610
AvalonBay Communities, Inc.	111,450	14,531,966
Boardwalk Real Estate Investment Trust	144,843	6,077,556
Camden Property Trust	132,700	9,906,055
Canadian Apartment Properties REI	466	9,014
Deutsche Wohnen AG	104,000	5,635,247
Equity Residential	248,000	12,566,160
Essex Property Trust, Inc.	46,200	5,878,026

Mid-America Apartment Communities, Inc.	164,500	9,664,375
Mirvac Group	3,299,017	15,705,363
UDR, Inc.	132,150	4,012,074

		103,355,693

Self Storage - 1.0%
Public Storage	135,700	12,145,150

		115,500,843

Industrial - 5.3%
Industrial Warehouse Distribution - 4.0%
Ascendas Real Estate Investment Trust	3,484,000	6,481,295
Brixton PLC	293,500	2,776,942
First Industrial Realty Trust, Inc.	46,000	2,051,600
Prologis	497,500	32,168,350
Segro PLC	339,050	4,809,775

		48,287,962

Mixed Office Industrial - 1.3%
Macquarie Goodman Group	2,559,869	15,291,759

		63,579,721

Lodging - 4.9%

Lodging - 4.9%
Ashford Hospitality Trust, Inc.	432,800	5,371,048
FelCor Lodging Trust, Inc.	325,300	8,519,607
Hilton Hotels Corp.	279,500	9,936,225
Host Hotels & Resorts, Inc.	528,857	13,496,431
LaSalle Hotel Properties	83,177	3,959,225
Starwood Hotels & Resorts Worldwide, Inc.	144,600	10,421,322
Strategic Hotels & Resorts, Inc.	324,800	7,574,336

		59,278,194

Real Estate Investment Trusts - 0.3%
Retail - 0.3%
RioCan Real Estate Investment Trust	132,100	3,261,743

Total Common Stocks (cost $920,336,427)		1,175,831,307

SHORT-TERM INVESTMENTS - 2.4%

Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (a) (cost $28,717,216)	28,717,216	28,717,216

Total Investments - 100.5%
(cost $949,053,643)		1,204,548,523
Other assets less liabilities - (0.5)%		(6,256,076

Net Assets—100.0%		$1,198,292,447

(a)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Financials - 36.0%
Capital Markets - 2.2%
Credit Suisse Group	394,500	$29,987,549

Commercial Banks - 18.1%
Bank Hapoalim BM	1,664,800	9,006,838
Bank Leumi Le-Israel	736,900	3,124,934
Barclays PLC	1,831,300	26,182,820
BNP Paribas SA	296,200	35,913,461
Credit Agricole SA	500,071	20,624,745
HBOS PLC	1,183,350	25,460,375
Kookmin Bank	164,700	14,911,509
Mitsubishi UFJ Financial Group, Inc.	1,972	22,704,983
Royal Bank of Scotland Group PLC	2,350,500	29,199,305
Societe Generale	131,381	25,590,490
Sumitomo Mitsui Financial Group, Inc.	3,345	32,488,914

		245,208,374

Consumer Finance - 2.4%
ORIX Corp.	119,670	32,198,550

Diversified Financial Services - 4.3%
Fortis	401,200	16,654,514
Fortis (Euronext Amsterdam)	5,900	245,136
ING Groep NV	922,011	40,981,089

		57,880,739

Insurance - 8.7%
Allianz SE	166,300	36,908,531
Aviva PLC	1,273,223	20,114,324
Fondiaria-Sai SpA (ordinary shares)	207,700	10,678,570
Fondiaria-Sai SpA (saving shares)	19,000	766,925
Friends Provident PLC	2,652,020	10,399,085
Muenchener Rueckversicherungs AG	204,900	38,572,935

		117,440,370

Real Estate Management & Development - 0.3%
Leopalace21 Corp.	137,700	4,641,535

		487,357,117

Materials - 13.9%
Chemicals - 3.4%
BASF AG	265,700	32,901,953
Mitsubishi Chemical Holdings Corp.	482,000	4,223,099
Mitsui Chemicals, Inc.	1,280,000	9,256,160

		46,381,212

Construction Materials - 0.8%
Buzzi Unicem SpA	194,400	6,770,817
Italcementi SpA	119,400	3,878,730

		10,649,547

Metals & Mining - 8.9%
Antofagasta PLC	308,300	3,406,568
Arcelor Mittal (Euronext Amsterdam)	165,500	9,934,070
JFE Holdings, Inc.	567,800	34,509,034
Kazakhmys PLC	367,100	9,442,585
Mittal Steel Co. NV (Euronext Paris)	294,332	17,670,976
POSCO	37,800	18,100,351
Xstrata PLC	475,240	27,345,045

		120,408,629

Paper & Forest Products - 0.8%
Svenska Cellulosa (a)	643,200	11,138,788

		188,578,176

Consumer Discretionary - 11.1%
Auto Components - 2.8%
Compagnie Generale des Etablissements Michelin-Class B	190,900	25,001,831
Hyundai Mobis	148,510	13,463,488

		38,465,319

Automobiles - 5.3%
Nissan Motor Co., Ltd.	1,232,900	13,721,974
Renault SA	317,500	45,366,248
Toyota Motor Corp.	218,000	13,129,665

		72,217,887

Household Durables - 3.0%
George Wimpey PLC	515,700	6,416,246
Persimmon PLC	158,400	4,286,139
Sharp Corp.	1,053,000	20,168,756
Taylor Woodrow PLC	1,035,400	9,378,002

		40,249,143

		150,932,349

Energy - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
BP PLC	806,100	9,003,522
China Petroleum & Chemical Corp.-Class H	17,332,500	19,064,576
ENI SpA	976,800	34,529,879
Petroleo Brasileiro SA (NY) (ADR)	257,300	24,669,924
Repsol YPF SA	343,200	12,593,471
Total SA	398,400	30,028,145

		129,889,517

Industrials - 7.3%
Aerospace & Defense - 2.3%
BAE Systems PLC	1,488,100	13,185,133
European Aeronautic Defence & Space Co., NV	543,800	17,068,983

		30,254,116

Airlines - 2.3%
Air France-KLM	298,000	15,219,476
Deutsche Lufthansa AG	547,700	15,865,373

		31,084,849

Machinery - 0.6%
Sumitomo Heavy Industries Ltd.	738,000	8,398,397

Marine - 2.1%
Mitsui OSK Lines Ltd.	1,541,000	21,147,471
Nippon Yusen KK	805,000	7,433,121

		28,580,592

		98,317,954

Information Technology - 6.0%
Computers & Peripherals - 2.2%
Compal Electronics, Inc. (GDR) (b)	2,168,609	10,084,032
Toshiba Corp.	2,598,000	19,466,254

		29,550,286

Electronic Equipment & Instruments - 0.9%
AU Optronics Corp.	8,117,400	12,564,361

Semiconductors & Semiconductor Equipment - 2.9%
Hynix Semiconductor, Inc. (a)	433,500	13,456,239
Samsung Electronics Co., Ltd.	12,150	7,020,719
United Microelectronics Corp.	32,284,227	18,831,361

		39,308,319

		81,422,966

Utilities - 4.0%
Electric Utilities - 2.6%
E.ON AG	215,200	35,352,419

Multi-Utilities - 1.4%
RWE AG	163,120	18,494,783

		53,847,202

Telecommunication Services - 3.9%
Diversified Telecommunication Services - 1.8%
China Netcom Group Corp. Ltd.	5,620,000	14,312,282
Nippon Telegraph & Telephone Corp.	2,031	9,540,150

		23,852,432

Wireless Telecommunication Services - 2.1%
Vodafone Group PLC	9,082,937	28,421,747

		52,274,179

Health Care - 3.3%
Pharmaceuticals - 3.3%
AstraZeneca PLC	258,000	13,717,863
GlaxoSmithKline PLC	246,300	6,415,813
Sanofi-Aventis	249,319	24,016,915

		44,150,591

Consumer Staples - 0.7%
Tobacco - 0.7%
Japan Tobacco, Inc.	1,845	9,620,486

Total Common Stocks
(cost $963,112,451)		1,296,390,537

NON-CONVERTIBLE - PREFERRED STOCKS - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Samsung Electronics Co. Ltd.
(cost $5,490,010)	11,500	5,212,709

SHORT-TERM INVESTMENTS - 4.2%
Investment Companies - 4.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c)	57,012,928	57,012,928
(cost $57,012,928)

Total Investments - 100.4%
(cost $1,025,615,389)		1,358,616,174

Other assets less liabilities - (0.4)%		(5,213,094)

Net Assets - 100.0%		$1,353,403,080

FINANCIAL FUTURES CONTRACTS

	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Type
Purchased Contracts
EURO STOXX 50	329	June 2007	$18,468,671	$19,973,977	$1,505,306

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the market value of this security amounted to $10,084,032 or 0.7% of net assets.
(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $1,454,222 has been segregated to collateralize margin requirements for the futures at May 31, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Financials - 28.0%
Capital Markets - 17.5%
3i Group PLC	1,001,198	$24,064,684
Credit Suisse Group	779,259	59,234,645
Macquarie Bank Ltd.	385,089	27,913,790
Man Group PLC	3,206,051	37,370,325
Nomura Holdings, Inc.	1,519,700	31,186,318
UBS AG (Swiss Virt-X)	682,303	44,527,357

		224,297,119

Commercial Banks - 6.7%
Anglo Irish Bank Corp. PLC (Dublin)	1,469,582	34,494,705
Anglo Irish Bank Corp. PLC (London Exchange)	69,606	1,634,236
China Construction Bank Corp.-Class H	9,415,000	5,675,449
Royal Bank of Scotland Group PLC	850,974	10,571,303
UniCredito Italiano SpA	3,652,947	34,310,740

		86,686,433

Insurance - 3.8%
QBE Insurance Group Ltd.	956,933	24,716,660
Swiss Reinsurance	247,131	23,529,454

		48,246,114

		359,229,666

Industrials -13.0%
Building Products -0.5%
Cie de Saint-Gobain	57,676	6,319,822

Commercial Services & Supplies -1.1%
Capita Group PLC	935,613	13,730,360

Construction & Engineering -2.6%
Vinci SA	419,894	33,200,731

Electrical Equipment -2.5%
ABB Ltd.	1,474,021	31,572,076

Machinery -3.3%
Atlas Copco AB (a)	770,868	12,965,685
Atlas Copco AB-Class A (a)	385,434	2,222,565
NGK Insulators Ltd.	1,171,000	27,415,247

		42,603,497

Trading Companies & Distributors -3.0%
Mitsui & Co. Ltd.	1,974,000	39,224,759

		166,651,245

Materials -11.9%
Chemicals - 4.2%
Bayer AG	427,910	30,771,938
Nitto Denko Corp.	481,600	23,954,520

		54,726,458

Construction Materials - 1.5%
CRH PLC	392,488	19,119,237

Metals & Mining - 5.3%
Cia Vale do Rio Doce (ADR)	527,200	23,961,240
MMC Norilsk Nickel (ADR)	41,675	7,959,925
Xstrata PLC	622,674	35,828,316

		67,749,481

Mining & Metals - 0.9%
Rio Tinto PLC	161,268	11,772,697

		153,367,873

Consumer Discretionary - 10.3%
Auto Components - 0.9%
Denso Corp.	322,000	11,327,981

Automobiles - 2.9%
Fiat SpA	1,186,282	33,982,674
Suzuki Motor Corp. (a)	128,100	3,584,927

		37,567,601

Hotels Restaurants & Leisure - 1.6%
Accor SA	226,629	21,057,048

Household Durables - 0.5%
Daiwa House Industry Co. Ltd.	388,000	5,827,436

Media - 1.7%
Grupo Televisa SA (ADR)	342,200	9,848,516
Pearson PLC	649,100	11,542,325

		21,390,841

Specialty Retail - 2.7%
Esprit Holdings Ltd.	1,269,000	15,600,014
Inditex SA	300,299	18,940,968

		34,540,982

		131,711,889

Health Care - 9.4%
Health Care Equipment & Supplies - 4.0%
Alcon, Inc.	96,200	13,281,372
Essilor International SA	153,867	18,476,076
Nobel Biocare Holding AG (a)	55,485	19,041,318

		50,798,766

Pharmaceuticals - 5.4%
Daiichi Sankyo Co. Ltd.	180,000	4,945,050
Merck KGaA	141,123	18,577,805
Roche Holding AG	217,154	39,844,206
Teva Pharmaceutical Industries, Ltd. (ADR)	156,700	6,142,640

		69,509,701

		120,308,467

Information Technology - 7.7%
Communications Equipment - 2.1%
Nokia OYJ	994,188	27,215,432

Electronic Equipment & Instruments - 0.3%
HON HAI Precision Industry Co. Ltd.	525,000	3,708,748

IT Services - 2.4%
CapGemini SA	312,249	23,810,750
Infosys Technologies, Ltd.	130,928	6,255,468

		30,066,218

Office Electronics - 2.9%
Canon, Inc.	634,500	37,325,221

		98,315,619

Consumer Staples - 7.5%
Beverages - 0.5%
Cia de Bebidas das Americas (ADR)	92,900	6,298,620

Food & Staples Retailing - 0.8%
Tesco PLC	1,134,554	10,307,719

Food Products - 3.6%
Groupe Danone	51,958	8,135,293
Nestle SA	99,681	38,827,809

		46,963,102

Household Products - 1.4%
Reckitt Benckiser PLC	325,408	17,701,195

Personal Products - 1.2%
L’Oreal SA	129,106	15,329,493

		96,600,129

Telecommunication Services - 4.3%
Diversified Telecommunication Services - 2.2%
Telefonica SA	540,433	12,296,438
Telekomunikasi Indonesia Tbk PT	5,277,500	5,744,244
TeliaSonera AB	1,320,344	9,774,762

		27,815,444

Wireless Telecommunication Services - 2.1%
America Movil SAB de CV Series L (ADR)	453,800	27,477,590

		55,293,034

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
China Shenhua Energy Co. Ltd.-Class H	5,050,500	14,895,791
Royal Dutch Shell PLC-Class A	230,682	8,593,570
Total SA	335,949	25,321,097

		48,810,458

Utilities - 1.1%
Independent Power Producers & Energy Traders - 1.1%
International Power PLC	1,599,877	14,370,869

Total Common Stocks
(cost $1,014,696,376)		1,244,659,249

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio (b)
(cost $33,784,426)	33,784,426	33,784,426

Total Investments-99.6%
(cost $1,048,480,802)		1,278,443,675
Other assets less liabilities—0.4%		4,619,158

Net Assets-100.0%		$1,283,062,833

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	—	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.9%
Industrials - 23.8%
Aerospace & Defense - 1.1%
Goodrich Corp.	125,941	$7,492,230

Airlines - 1.5%
Alaska Air Group, Inc. (a)	145,000	4,228,200
Continental Airlines, Inc.-Class B (a)	135,700	5,451,069

		9,679,269

Commercial Services & Supplies - 3.2%
IKON Office Solutions, Inc.	554,300	8,076,151
Kelly Services, Inc.	124,000	3,573,680
Quebecor World, Inc.	215,600	2,645,412
United Stationers, Inc. (a)	97,000	6,507,730

		20,802,973

Electrical Equipment - 3.3%
Acuity Brands, Inc.	103,600	6,289,556
Cooper Industries, Ltd.-Class A	127,200	6,815,376
Regal-Beloit Corp.	172,700	8,394,947

		21,499,879

Machinery - 6.7%
Briggs & Stratton Corp.	231,800	7,521,910
Kennametal, Inc.	133,500	10,268,820
Mueller Industries, Inc.	183,600	6,424,164
SPX Corp.	133,850	11,761,400
Terex Corp. (a)	93,500	7,925,995

		43,902,289

Road & Rail - 6.5%
Arkansas Best Corp.	164,000	6,771,560
Avis Budget Group, Inc. (a)	278,800	8,433,700
Con-way, Inc.	139,400	7,903,980
Laidlaw International, Inc.	174,400	5,981,920
Ryder System, Inc.	134,300	7,241,456
Werner Enterprises, Inc.	324,500	6,272,585

		42,605,201

Trading Companies & Distributors - 1.5%
GATX Corp.	188,000	9,672,600

		155,654,441

Financials - 20.9%
Capital Markets - 1.1%
A.G. Edwards, Inc.	78,600	6,929,376

Commercial Banks - 4.7%
Central Pacific Financial Corp.	169,900	5,764,707
The South Financial Group, Inc.	217,000	5,164,600
Susquehanna Bancshares, Inc.	285,000	6,136,050
Trustmark Corp.	173,161	4,661,494
UnionBanCal Corp.	64,800	3,977,424
Whitney Holding Corp.	162,000	5,028,480

		30,732,755

Insurance - 8.2%
Arch Capital Group Ltd. (a)	147,400	10,596,586
Aspen Insurance Holdings, Ltd.	267,800	7,262,736
Fidelity National Financial, Inc.-Class A	305,000	8,552,200
Old Republic International Corp.	376,000	8,144,160
PartnerRe, Ltd.	14,800	1,136,640
Platinum Underwriters Holdings, Ltd.	252,000	8,678,880
RenaissanceRe Holdings, Ltd.	35,000	2,054,150
StanCorp Financial Group, Inc.	141,700	7,206,862

		53,632,214

Real Estate Investment Trusts (REITs) - 3.0%
Ashford Hospitality Trust, Inc.	11,300	140,233
Digital Realty Trust, Inc.	74,400	3,020,640
FelCor Lodging Trust, Inc.	256,700	6,722,973
Highland Hospitality Corp.	177,000	3,410,790
Mid-America Apartment Communities, Inc.	74,000	4,347,500
Strategic Hotels & Resorts, Inc.	101,000	2,355,320

		19,997,456

Thrifts & Mortgage Finance - 3.9%
Astoria Financial Corp.	204,900	5,462,634
Provident Financial Services, Inc.	322,000	5,409,600
Radian Group, Inc.	110,600	6,846,140
Sovereign Bancorp, Inc.	55,400	1,287,496
Webster Financial Corp.	145,000	6,523,550

		25,529,420

		136,821,221

Materials - 10.9%
Chemicals - 6.6%
Ashland, Inc.	118,000	7,117,760
Celanese Corp.-Class A Series A	266,800	9,708,852
Cytec Industries, Inc.	133,800	7,954,410
Lubrizol Corp.	147,900	9,719,988
Rockwood Holdings, Inc. (a)	263,300	8,449,297

		42,950,307

Containers & Packaging - 1.7%
Owens-Illinois, Inc. (a)	145,200	4,936,800
Silgan Holdings, Inc.	112,000	6,464,640

		11,401,440

Metals & Mining - 2.6%
Chaparral Steel Co.	27,000	1,976,400
Commercial Metals Co.	96,000	3,374,400
Metal Management, Inc.	75,900	3,675,078

Steel Dynamics, Inc.	171,400	8,038,660

		17,064,538

		71,416,285

Information Technology - 9.7%
Communications Equipment - 2.2%
Andrew Corp. (a)	504,500	6,674,535
CommScope, Inc. (a)	137,600	7,530,848

		14,205,383

Electronic Equipment & Instruments - 4.0%
Arrow Electronics, Inc. (a)	150,500	6,178,025
AVX Corp.	76,200	1,370,838
Celestica, Inc. (a)	333,800	2,196,404
Checkpoint Systems, Inc. (a)	171,100	4,282,633
Sanmina-SCI Corp. (a)	504,600	1,801,422
Solectron Corp. (a)	150,700	512,380
Tech Data Corp. (a)	47,600	1,754,536
Vishay Intertechnology, Inc. (a)	450,000	8,019,000

		26,115,238

IT Services - 1.0%
Covansys Corp. (a)	120,000	4,054,800
CSG Systems International, Inc. (a)	92,600	2,574,280

		6,629,080

Semiconductors & Semiconductor Equipment - 2.5%
Siliconware Precision Industries Co. (ADR)	313,100	3,271,895
Spansion, Inc.-Class A (a)	310,000	3,372,800
Teradyne, Inc. (a)	183,000	3,114,660
Zoran Corp. (a)	336,000	6,763,680

		16,523,035

		63,472,736

Consumer Discretionary - 8.5%
Auto Components - 3.5%
ArvinMeritor, Inc.	444,000	9,270,720
Autoliv, Inc.	50,100	2,990,970
TRW Automotive Holdings Corp. (a)	259,000	10,510,220

		22,771,910

Hotels Restaurants & Leisure - 2.1%
Jack in the Box, Inc. (a)	61,800	4,725,846
Papa John’s International, Inc. (a)	174,364	5,396,566
Vail Resorts, Inc. (a)	55,300	3,315,235

		13,437,647

Household Durables - 1.0%
Furniture Brands International, Inc.	246,100	3,568,450
KB Home	69,400	3,184,766

		6,753,216

Specialty Retail - 1.2%
AutoNation, Inc. (a)	119,138	2,635,332
Charming Shoppes, Inc. (a)	160,900	2,004,814
Office Depot, Inc. (a)	84,400	3,072,160

		7,712,306

Textiles Apparel & Luxury Goods - 0.7%
VF Corp.	50,100	4,698,378

		55,373,457

Consumer Staples - 8.0%
Beverages - 1.3%
Molson Coors Brewing Co.-Class B	92,000	8,424,440

Food & Staples Retailing - 4.2%
Longs Drug Stores Corp.	56,500	3,236,320
Performance Food Group Co. (a)	259,700	9,219,350
Ruddick Corp.	257,000	8,041,530
Supervalu, Inc.	148,200	7,060,248

		27,557,448

Food Products - 1.1%
Corn Products International, Inc.	180,800	7,418,224

Tobacco - 1.4%
Universal Corp.	141,700	9,007,869

		52,407,981

Utilities - 5.7%
Electric Utilities - 3.1%
Allegheny Energy, Inc. (a)	58,800	3,139,332
Northeast Utilities	267,000	8,119,470
Reliant Energy, Inc. (a)	354,300	9,077,166

		20,335,968

Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	55,300	5,074,881

Multi-Utilities - 1.8%
Puget Energy, Inc.	196,000	4,941,160
Wisconsin Energy Corp.	135,500	6,562,265

		11,503,425

		36,914,274

Health Care - 4.8%
Health Care Providers & Services - 2.9%
Genesis HealthCare Corp. (a)	91,000	6,215,300
Kindred Healthcare, Inc. (a)	175,000	5,600,000
Molina Healthcare, Inc. (a)	120,725	3,859,578
Universal Health Services, Inc.-Class B	49,200	3,040,068

		18,714,946

Life Sciences Tools & Services - 1.2%
PerkinElmer, Inc.	300,000	7,953,000

Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings, Inc. (a)	69,584	2,457,707
King Pharmaceuticals, Inc. (a)	93,350	1,982,754

		4,440,461

		31,108,407

Energy - 2.6%
Energy Equipment & Services - 1.9%
Hanover Compressor Co. (a)	325,975	8,149,375
Rowan Cos., Inc.	63,600	2,510,928
Todco-Class A (a)	26,700	1,320,582

		11,980,885

Oil, Gas & Consumable Fuels - 0.7%
Hess Corp.	77,700	4,601,394

		16,582,279

Total Common Stocks
(cost $508,903,944)		619,751,081

SHORT-TERM INVESTMENTS - 5.2%
Investment Companies - 5.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b)
(cost $34,212,460)	34,212,460	34,212,460

Total Investments - 100.1%
(cost $543,116,404)		653,963,541
Other assets less liabilities - (0.1)%		(489,571)

Net Assets - 100.0%		$653,473,970

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR — American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Information Technology - 28.2%
Communications Equipment - 3.3%
Ciena Corp. (a)	267,785	$9,190,381
Foundry Networks, Inc. (a)	534,400	8,593,152
Netgear, Inc. (a)	106,500	3,973,515

		21,757,048

Electronic Equipment & Instruments - 1.9%
Amphenol Corp.-Class A	361,380	12,930,176

Internet Software & Services - 5.2%
aQuantive, Inc. (a)	189,600	12,094,584
Digital River, Inc. (a)	169,100	8,695,122
VistaPrint, Ltd. (a)	347,100	13,908,297

		34,698,003

IT Services - 4.5%
Alliance Data Systems Corp. (a)	164,900	12,849,008
Global Cash Access Holdings, Inc. (a)	400,100	6,501,625
Iron Mountain, Inc. (a)	382,500	10,514,925

		29,865,558

Semiconductors & Semiconductor Equipment - 6.1%
Hittite Microwave Corp. (a)	251,900	10,239,735
Integrated Device Technology, Inc. (a)	435,500	6,536,855
Intersil Corp.-Class A	346,500	10,429,650
Lam Research Corp. (a)	7,100	380,986
ON Semiconductor Corp. (a)	1,199,600	12,883,704

		40,470,930

Software - 7.2%
Activision, Inc. (a)	407,154	8,057,578
Business Objects SA (ADR) (a)	201,800	8,295,998
McAfee, Inc. (a)	227,200	8,351,872
Parametric Technology Corp. (a)	494,300	9,233,524
Quest Software, Inc. (a)	487,100	8,387,862
TIBCO Software, Inc. (a)	660,100	5,954,102

		48,280,936

		188,002,651

Industrials - 19.0%
Aerospace & Defense - 0.7%
Precision Castparts Corp.	40,900	4,890,004

Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.	105,900	5,737,662

UTI Worldwide, Inc.	179,100	5,013,009

		10,750,671

Commercial Services & Supplies - 3.5%
Resources Connection, Inc. (a)	334,700	10,797,422
Stericycle, Inc. (a)	134,800	12,289,716

		23,087,138

Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV	70,400	2,742,784
Granite Construction, Inc.	135,900	9,307,791

		12,050,575

Electrical Equipment - 3.6%
Ametek, Inc.	326,300	12,314,562
Baldor Electric Co.	253,000	11,734,140

		24,048,702

Machinery - 6.4%
IDEX Corp.	310,175	11,693,597
Joy Global, Inc.	216,350	12,251,901
Lincoln Electric Holdings, Inc.	176,500	12,406,185
Watts Water Technologies, Inc.-Class A	164,500	6,234,550

		42,586,233

Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co.-Class A	176,800	9,469,408

		126,882,731

Health Care - 15.6%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	176,500	8,572,605
Amylin Pharmaceuticals, Inc. (a)	7,600	351,500
Vertex Pharmaceuticals, Inc. (a)	100,100	2,988,986

		11,913,091

Health Care Equipment & Supplies - 5.0%
ArthroCare Corp. (a)	182,400	8,038,368
Hologic, Inc. (a)	214,300	11,591,487
Kyphon, Inc. (a)	288,300	13,691,367
Resmed, Inc. (a)	7,600	342,608

		33,663,830

Health Care Providers & Services - 3.4%
HealthExtras, Inc. (a)	258,900	7,878,327
Psychiatric Solutions, Inc. (a)	237,500	9,267,250
WellCare Health Plans, Inc. (a)	57,547	5,296,626

		22,442,203

Life Sciences Tools & Services - 5.4%
Advanced Magnetics, Inc. (a)	120,300	7,587,321
Icon PLC (ADR) (a)	283,300	13,142,287
Nektar Therapeutics (a)	458,900	5,203,926
Ventana Medical Systems, Inc. (a)	194,200	9,993,532

		35,927,066

		103,946,190

Consumer Discretionary - 13.2%
Diversified Consumer Services - 1.8%
Strayer Education, Inc.	94,100	11,777,556

Hotels Restaurants & Leisure - 4.5%
Chipotle Mexican Grill, Inc.-Class A (a)	69,500	6,020,090
Gaylord Entertainment Co. (a)	211,800	11,930,694
Orient-Express Hotels, Ltd.-Class A	229,400	12,288,958

		30,239,742

Media - 1.3%
National CineMedia, Inc. (a)	294,100	8,396,555

Specialty Retail - 4.7%
Coldwater Creek, Inc. (a)	463,500	11,517,975
Dick’s Sporting Goods, Inc. (a)	176,500	9,808,105
GameStop Corp.-Class A (a)	276,500	10,224,970

		31,551,050

Textiles Apparel & Luxury Goods - 0.9%
Under Armour, Inc.-Class A (a)	127,700	6,107,891

		88,072,794

Energy - 10.7%
Energy Equipment & Services - 6.7%
Cameron International Corp.-Class W (a)	157,400	11,159,660
Complete Production Services, Inc. (a)	325,000	8,726,250
FMC Technologies, Inc. (a)	35,300	2,668,680
Grant Prideco, Inc. (a)	227,500	12,919,725
Superior Energy Services, Inc. (a)	229,400	9,212,704

		44,687,019

Oil, Gas & Consumable Fuels - 4.0%
Bill Barrett Corp. (a)	270,600	10,225,974
Forest Oil Corp. (a)	105,300	4,274,127
Newfield Exploration Co. (a)	182,400	8,762,496
Penn Virginia Corp.	44,600	3,559,080

		26,821,677

		71,508,696

Financials - 6.9%
Capital Markets - 5.3%
Affiliated Managers Group, Inc. (a)	70,550	9,185,610
GFI Group, Inc. (a)	11,700	871,650
Greenhill & Co., Inc.	135,100	9,727,200
Lazard Ltd.-Class A	176,200	9,493,656
optionsXpress Holdings, Inc.	235,000	5,987,800

		35,265,916

Real Estate - 1.6%
CB Richard Ellis Group, Inc.-Class A (a)	293,700	10,931,514

		46,197,430

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 0.9%
Time Warner Telecom, Inc.-Class A (a)	286,600	5,548,576

Wireless Telecommunication Services - 1.3%
SBA Communications Corp.-Class A (a)	270,600	8,694,378

		14,242,954

Materials - 1.4%
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	82,380	9,522,304

Consumer Staples - 1.2%
Personal Products - 1.2%
Bare Escentuals, Inc. (a)	195,000	8,180,250

Total Common Stocks
(cost $529,942,108)		656,556,000

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (b)
(cost $6,356,557)	6,356,557	6,356,557

Total Investments - 99.4%
(cost $536,298,665)		662,912,557
Other assets less liabilities - 0.6%		4,118,107

Net Assets - 100.0%		$667,030,664

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	—	American Depositary Receipt

AllianceBernstein Pooling Portfolios Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU'S—31.5%
Fixed Rate 30-Year—11.7%
Federal Gold Loan Mortgage Corp.
Series 2006
7.00%, 5/01/35	$8,249	$8,432,940
Series 2007
7.00%, 2/01/37	19,311	19,875,474
Federal National Mortgage Association
6.50%, TBA	44,800	45,500,000
7.00%, TBA	40,910	42,137,300
Series 2001
7.00%, 4/01/31	56	58,039
Series 2002
7.00%, 8/01/32	369	384,583
Series 2003
7.00%, 5/01/33	43	44,913
Series 2004
7.00%, 2/01/31 - 12/01/34	746	776,919
Series 2007
5.50%, 5/01/36	27,149	26,545,860

		143,756,028

Agency ARMS—8.2%
Federal Home Loan Mortgage Corp.
Series 2006
4.22%, 4/01/35 (a)	7,601	7,531,133
6.189%, 12/01/36 (a)	5,761	5,804,693
Series 2007
5.944%, 11/01/36 (a)	10,521	10,564,013
5.957%, 2/01/37 (a)	5,919	5,969,130
5.979%, 3/01/37 (a)	9,149	9,231,797
6.124%, 1/01/37 (a)	9,001	9,069,227
6.125%, 3/01/37 (a)	8,850	8,915,376
Federal National Mortgage Association
Series 2005
4.78%, 7/01/35 (a)	1,672	1,667,951
6.03%, 1/01/36 (a)	2,706	2,763,885
Series 2006
4.16%, 11/01/34 (a)	1,640	1,650,400
4.41%, 8/01/34 (a)	1,458	1,459,254

5.482%, 5/01/36 (a)	4,045	4,048,883
5.803%, 3/01/36 (a)	7,654	7,694,505
5.863%, 11/01/36 (a)	13,645	13,785,365
5.931%, 6/01/36 (a)	4,945	4,971,358
Series 2007
5.78%, 12/01/36 (a)	4,766	4,780,146

		99,907,116

Fixed Rate 15-Year—7.1%
Federal Gold Loan Mortgage Corp.
Series 2006
5.00%, 4/01/21	19,763	19,278,554
Series 2007
5.00%, 9/01/21	56,232	54,852,936
Federal National Mortgage Association
6.00%, TBA	11,690	11,806,900
Series 1996
6.00%, 12/01/09	1	1,148
Series 1998
6.00%, 10/01/13 - 12/01/13	68	68,365
Series 2001
6.00%, 11/01/16	235	238,196
Series 2002
6.00%, 12/01/17	130	131,081
Series 2005
6.00%, 6/01/17- 5/01/20	760	768,249

		87,145,429

Non-Agency ARMS—4.5%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 3A1
5.003%, 8/25/35 (b)	4,378	4,288,363
Banc Of America Funding Corp.
5.763%, 5/20/47	9,317	9,308,530
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.405%, 2/25/36	3,814	3,786,544
Series 2006-3, Class 22A1
6.219%, 5/25/36 (b)	2,731	2,741,077
Series 2007-1, Class 21A1
5.74%, 1/25/47	7,776	7,773,478
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.109%, 5/25/35 (b)	3,222	3,163,836
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB4, Class 2A1
5.86%, 6/20/36 (b)	2,559	2,568,380
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1
6.019%, 9/25/36	7,685	7,676,274

Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.248%, 5/25/36	1,742	1,748,361
JP Morgan Alternative Loan Trust
Series 2006-A4, Class A1
5.95%, 9/25/36	6,544	6,565,452
JP Morgan Mortgage Trust
Series 2006-A4, Class 1A1
5.862%, 6/25/36 (b)	3,278	3,275,421
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.238%, 8/25/35	2,854	2,819,447

		55,715,163

Total Mortgage Pass-Thru's (cost $388,172,644)		386,523,736

GOVERNMENT-RELATED—U.S. AGENCIES—16.5%
Agency Debentures—14.7%
Federal Home Loan Bank
5.125%, 6/13/08	18,520	18,485,868
5.375%, 8/19/11	7,490	7,547,845
Federal Home Loan Mortgage Corp.
Series 2005
3.875%, 6/15/08	16,380	16,145,144
4.00%, 8/17/07	31,210	31,129,197
Federal National Mortgage Association
5.00%, 2/16/12	23,435	23,251,996
5.75%, 2/15/08	42,335	42,455,570
Series 1999
6.625%, 9/15/09	17,500	18,045,738
Series 2004
4.25%, 5/15/09	24,175	23,769,730

		180,831,088

Agency Callables—1.8%
Federal National Mortgage Association
4.90%, 11/28/07	8,650	8,639,226
Series 2006
5.00%, 2/27/08	13,210	13,179,780

		21,819,006

Total Government-Related—U.S. Agencies (cost $203,370,204)		202,650,094

COMMERCIAL MORTGAGE-BACKED SECURITIES—14.8%
Non-Agency Fixed Rate CMBS—11.8%
Asset Securitization Corp.
Series 1996-MD6, Class A1C
7.04%, 11/13/29	107	107,620
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	7,950	7,881,630
Series 2007-1, Class A2
5.49%, 1/15/49	8,000	7,936,480

Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A2
6.46%, 10/15/36	10,615	11,007,330
Series 2007-PW15, Class A2
5.205%, 2/11/44	5,125	5,048,432
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/49	9,735	9,601,728
CW Capital Cobalt Ltd.
Series 2006-C1, Class A2
5.174%, 8/15/48	7,800	7,686,978
First Union-Lehman Brothers-Bank of America
Series 1998-C2, Class A2
6.56%, 11/18/35	487	488,889
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	5,665	5,558,479
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	8,500	8,259,512
Series 2007-GG9, Class A2
5.38%, 7/10/12	6,250	6,211,312
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class A2
5.198%, 12/15/44	5,847	5,777,995
Series 2007-CB18, Class A1
5.32%, 6/12/47	1,967	1,962,019
LB-UBS Commercial Mortgage Trust
Series 2002-C1, Class A4
6.462%, 3/15/31	5,900	6,113,226
Series 2003-C5, Class A3
4.254%, 7/15/27	7,435	7,126,542
Series 2004-C7, Class A2
3.992%, 10/15/29	15,840	15,298,435
Series 2006-C6, Class A2
5.262%, 9/15/39	10,000	9,905,200
Series 2007-C1, Class A2
5.318%, 9/15/37	8,300	8,223,557
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
6.59%, 3/15/30	968	973,999
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A2
5.275%, 11/15/48	13,100	12,969,393
Series 2007-C30, Class A3
5.246%, 12/15/43	7,000	6,908,580

		145,047,336

Non-Agency Adjustable Rate CMBS—3.0%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
5.63%, 3/15/22 (a)(c)	2,500	2,500,000
Commercial Mortgage Pass-Through Certificates
Series 2005-F10A, Class A1
5.42%, 4/15/17 (a)(c)	1,074	1,073,592
Series 2005-FL11, Class D
5.66%, 11/15/17 (a)(c)	1,937	1,937,297
Series 2007-FL14, Class C
5.62%, 6/15/22 (c)	7,400	7,400,000
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
5.79%, 10/15/21 (a)(c)	4,900	4,900,000
Series 2007-TFLA, Class A2
5.44%, 2/15/22 (a)(c)	8,000	7,999,760
CS First Boston Mortgage Securities Corp.
Series 2005-TF2A, Class F
5.82%, 9/15/20 (a)(c)	1,435	1,435,000
Series 2005-TF2A, Class G
5.87%, 9/15/20 (a)(c)	1,435	1,435,000
Lehman Brothers Floating Rate Commercial Mortgage Trust
Series 2004-LLFA, Class C
5.63%, 10/15/17 (a)(c)	2,400	2,400,000
Morgan Stanley Capital I
Series 2005-XLF, Class G
5.271%, 8/15/19 (a)(c)	2,000	2,000,000
Series 2005-XLF, Class H
5.71%, 8/15/19 (a)(c)	1,000	1,000,000
Wachovia Bank Commercial Mortgage Trust FRN
Series 2006-WL7A, Class H
5.72%, 8/11/18 (a)(c)	2,600	2,597,036

		36,677,685

Total Commercial Mortgage-Backed Securities (cost $183,612,655)		181,725,021

MORTGAGE CMO'S—12.4%
Non-Agency Fixed Rate—5.9%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-WF2, Class AF3
4.871%, 8/25/35	5,000	4,943,700
Countrywide Alternative Loan Trust
Series 2006-J8, Class A2
6.00%, 2/25/37	10,058	10,020,602

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB2, Class A7
5.961%, 6/25/36 (b)	3,149	3,140,585
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36 (b)	1,903	1,861,531
Series 2005-A9, Class 2A1A
5.159%, 12/25/35	4,807	4,762,148
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36	6,125	6,095,968
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37	16,594	16,673,985
Series 2007-QS1, Class 2A10
6.00%, 1/25/37	6,363	6,394,085
Residential Asset Mortgage Products, Inc.
Series 2004-SL2, Class A2
6.50%, 10/25/31	5,271	5,311,376
Series 2004-SL4, Class A4
7.00%, 7/25/32	1,361	1,382,468
Washington Mutual Mortgage Pass Through
5.746%, 4/25/37	9,244	9,196,792
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.522%, 8/25/36 (b)	2,840	2,829,838

		72,613,078

Non-Agency Adjustable Rate—3.4%
Adjustable Rate Mortgage Trust
Series 2005-11, Class 5M1
5.79%, 2/25/36 (a)	4,155	4,126,746
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
6.651%, 9/25/45 (a)	178	180,037
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.985%, 12/25/35 (a)	1,713	1,707,939
Series 2006-OA14, Class 3A1
5.864%, 11/25/46 (a)	2,348	2,345,790
Deutsche ALT-A Securities, Inc. Mortgage Loan
Series 2005-AR1, Class 1A1
5.633%, 8/25/35 (a)	176	176,525
Homebanc Mortgage Trust
Series 2005-4, Class A2
5.65%, 10/25/35 (a)	4,847	4,849,139
Merrill Lynch First Franklin Mtg Ln Trust
Series 2007-3, Class A2B
5.471%, 6/25/37	4,060	4,060,000
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A, Class A1
5.553%, 4/25/29 (a)	176	175,699

MortgageIT Trust
Series 2005-4, Class M1
5.773%, 10/25/35 (a)	1,884	1,884,221
Specialty Underwriting & Residential Finance
Series 2005-AB2, Class M1
5.77%, 6/25/36 (a)	2,000	2,008,820
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
5.553%, 5/25/35 (a)	362	362,025
Series 2005-9, Class 2A1
6.227%, 5/25/35 (a)	1,359	1,366,068
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
4.90%, 10/19/34 (a)	1,074	1,074,654
Washington Mutual, Inc.
Series 2006-AR11, Class 1A
5.843%, 9/25/46 (a)	4,713	4,723,371
Series 2006-AR11, Class 3A1A
5.947%, 9/25/46 (a)	1,675	1,677,690
Series 2006-AR4, Class 1A1B
5.967%, 5/25/46 (a)	2,170	2,170,413
Series 2006-AR9, Class 1AB2
5.614%, 8/25/46 (a)	4,575	4,578,130
Series 2007-OA1, Class A1A
5.727%, 2/25/47 (a)	3,935	3,934,806

		41,402,073

Agency Fixed Rate—2.5%
Federal Home Loan Mortgage Corp.
Series 2004-227, Class IO
5.00%, 12/01/34 (d)	7,133	1,806,988
Series 2005-232, Class IO
5.00%, 8/01/35 (d)	20,659	4,891,204
Series 2007-245, Class IO
5.00%, 5/15/37	4,418	1,232,404
Federal National Mortgage Association
5.00%, 8/01/35	9,568	2,404,034
Series 2003-337, Class 2
5.00%, 7/01/33 (d)	17,385	4,226,789
Series 2003-339, Class 24
5.00%, 7/01/18 (d)	11,124	1,645,504
Series 2004-353, Class 2
5.00%, 8/01/34 (d)	21,879	5,517,701
Series 2005-357, Class 2
5.00%, 3/01/35 (d)	20,004	5,007,212

Series 2006-370, Class 2
6.00%, 5/25/36 (d)	3,826	929,064
Series 2006-372, Class 2
6.00%, 8/01/36	10,213	2,474,296
Series 2006-377, Class 2
5.00%, 10/01/36	2,119	546,515

		30,681,711

Agency Adjustable Rate—0.6%
Federal National Mortgage Association
Series 2003-52, Class FV
6.32%, 5/25/31 (a)	4,636	4,709,692
Series 2003-W13, Class AV2
5.46%, 10/25/33 (a)	873	873,437
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
5.74%, 7/15/23 (a)	2,137	2,147,023

		7,730,152

Total Mortgage CMO's (cost $151,897,862)		152,427,014

ASSET-BACKED SECURITIES—10.1%
Home Equity Loans—Floating Rate—4.2%
ACE Securities Corp.
Series 2003-OP1, Class A2
5.68%, 12/25/33 (a)	18	17,618
BNC Mortgage Loan Trust
Series 2007-2, Class M5
6.22%, 5/25/37	1,200	1,200,000
First Franklin Mortgage Loan Trust
Series 2004-FF4, Class A2
5.61%, 6/25/34 (a)	114	114,574
Home Equity Mortgage Trust
Series 2005-3, Class M1
5.863%, 11/25/35 (a)	800	784,000
Household Home Equity Loan Trust
Series 2006-1, Class M1
5.60%, 1/20/36 (a)	2,239	2,233,407
Series 2007-2, Class A2V
5.48%, 7/21/36	2,800	2,799,720
HSI Asset Securitization Corp.
Series 2006-OPT1, Class 2A1
5.40%, 12/25/35 (a)	3,429	3,428,282
Indymac Residential Asset Backed Trust
Series 2007-B, Class 2A2
5.48%, 7/25/37	3,350	3,350,000
IXIS Real Estate Capital Trust
Series 2004-HE4, Class A1
5.69%, 2/25/35 (a)	136	135,633
Lehman XS Trust
Series 2005-2, Class 1M1
5.82%, 8/25/35 (a)	5,000	4,999,950
Series 2006-1, Class 1M1
5.77%, 2/25/36 (a)	4,000	4,005,560
Series 2007-2N, Class M1
5.66%, 2/25/37 (a)	3,600	3,589,308

Master Asset Backed Securities Trust
Series 2004-HE1, Class A1
5.72%, 9/25/34 (a)	868	871,410
Master Asset Backed Securities Trust FRN
Series 2006-WMC1, Class A2
5.43%, 2/25/36 (a)	2,000	1,999,825
Nationstar Home Equity Loan Trust
Series 2007-C, Class 2AV2
5.45%, 6/25/37	3,100	3,100,000
Novastar Home Loan Equity
Series 2007-2, Class A2B
5.47%, 9/25/37	3,125	3,125,000
Series 2007-2, Class M1
5.65%, 9/25/37	4,900	4,899,951
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2
5.42%, 11/16/45 (a)	4,215	4,213,685
Residential Asset Securities Corp.
Series 2006-KS3, Class AI2
5.44%, 4/25/36 (a)	1,800	1,799,719
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/47 (c)	2,969	2,939,192
Soundview Home Equity Loan Trust
Series 2007-OPT1, Class M6
6.52%, 6/25/37	1,100	1,100,000
Structured Asset Investment Loan Trust
Series 2005-HE1, Class A4
5.484%, 7/25/35 (a)	229	229,117

		50,935,951

Home Equity Loans—Fixed Rate—4.2%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	2,873	2,808,611
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF2
2.645%, 4/25/34	599	579,427
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 2/25/37	3,500	3,461,885
Credit-Based Asset Servicing and Securities Trust
Series 2003-CB3, Class AF1
2.879%, 12/25/32	2,180	2,096,731
Series 2005-CB4, Class AF2
4.751%, 8/25/35	2,250	2,219,728
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (b)(c)	1,800	1,792,134
Series 2007-CB4, Class A2A
5.844%, 4/25/37	2,916	2,914,032

Credit-Based Asset Servicing and Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (e)	1,621	1,578,394
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (c)	5,500	5,467,715
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (e)	3,480	3,458,250
Series 2006-1, Class A2
5.3%, 5/25/36 (e)	4,010	3,971,155
Series 2006-5, Class A1
5.50%, 1/25/37	3,602	3,600,948
Household Home Equity Loan Trust
Series 2006-4, Class A2F
5.32%, 3/20/36	1,285	1,278,395
Series 2007-1, Class A2F
5.60%, 3/20/36	7,420	7,394,475
Series 2007-2, Class A2
5.69%, 7/21/36	4,600	4,583,670
Nationstar Nim Ltd.
Series 2007-A, Class A
9.97%, 3/25/37 (c)	671	670,595
Residential Asset Mortgage Products, Inc.
Series 2004-RS4, Class AI4
4.911%, 4/25/34 (b)	22	21,946
Structured Asset Securities Corp.
Series 2007-RM1, Class AI0
5.00%, 5/25/47	12,300	2,949,909

		50,848,000

Other—Floating Rate—1.4%
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
5.405%, 4/22/13 (a)	4,360	4,369,531
Halcyon Securitized Product Investors
Series 2007-1A, Class A2
6.355%, 5/13/52 (c)	645	625,624
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
5.999%, 4/09/47 (a)(c)	3,600	3,537,000
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
5.37%, 2/25/42 (a)(c)	3,600	3,591,000
Neapolitan 2007-1a I
6.32%, 3/30/46 (c)	1,100	1,100,000

Petra CRE CDO
Series 2007-1A, Class C
6.27%, 12/31/47 (c)	1,865	1,819,065
SLM Student Loan Trust
Series 2005-10, Class A2
5.11%, 4/27/15 (a)	1,582	1,582,732

		16,624,952

Credit Cards—Fixed Rate—0.2%
Providian Gateway Master Trust
Series 2004-DA, Class A
3.35%, 9/15/11 (c)	2,900	2,884,140

Other—Fixed Rate—0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (c)	1,600	1,603,872

Autos—Fixed Rate—0.0%
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A
4.10%, 6/15/08	79	78,564

Total Asset-Backed Securities (cost $123,185,634)		122,975,479

U.S. TREASURIES—9.3%
U.S. Treasury Notes
3.50%, 8/15/09 (f)	92,125	89,426,014
4.875%, 5/31/11	24,720	24,743,187

Total U.S. Treasuries (cost $114,386,996)		114,169,201

CORPORATES—INVESTMENT GRADES—4.6%
Industrial—2.8%
Capital Goods—0.5%
Waste Management, Inc.
6.50%, 11/15/08	5,623	5,690,577

Communications—Media—0.6%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	7,340	7,492,114

Communications—Telecommunications—0.5%
Verizon Global Funding Corp.
6.125%, 6/15/07	6,705	6,705,724

Consumer Cyclical—Automotive—0.1%
DaimlerChrysler North America
4.875%, 6/15/10	1,210	1,189,423

Consumer Non-Cyclical—1.1%
The Kroger Co.
7.80%, 8/15/07	8,420	8,456,964
Safeway, Inc.
6.50%, 11/15/08	4,495	4,549,700

		13,006,664

		34,084,502

Financial Institutions—1.8%
Banking - 0.3%
UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	3,885	4,236,048

Finance—1.2%
American General Finance Corp.
5.706%, 8/17/11 (a)	9,500	9,543,605
Capital One Financial
5.633%, 9/10/09 (a)	4,800	4,813,070

		14,356,675

REITS—0.3%
Simon Property Group LP
6.375%, 11/15/07	3,804	3,817,786

		22,410,509

Total Corporates—Investment Grades (cost $56,703,655)		56,495,011

	Shares
SHORT-TERM INVESTMENTS—9.6%
Investment Companies—9.6%
AllianceBernstein Fixed-Income Shares, Inc.—Prime STIF Portfolio (g) (cost $117,739,479)	117,739,479	117,739,479

Total Investments—108.8%
(cost $1,339,069,129)		1,334,705,035
Other assets less liabilities—(8.8)%		(107,550,190)

Net Assets—100.0%		$1,227,154,845

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$25,000	1/27/08	3 Month LIBOR	4.835%	$182,475
Lehman Brothers	312,000	6/20/09	3 Month LIBOR	5.030%	(2,312,530)
Lehman Brothers	134,250	6/20/12	5.020%	3 Month LIBOR	2,158,470

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note Future	900	September 2007	$96,161,985	$95,737,500	$(424,485)

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2007.
(b)	Variable rate coupon, rate shown as of May 31, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate market value of these securities amounted to $60,888,957 or 5.0% of net assets.
(d)	IO—Interest Only
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2007.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $728,027.
(g)	Investment in affiliated money market mutual fund.

Glossary:

LIBOR	-	London Interbank Offered Rates
TBA	-	To Be Announced

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S - 41.1%
Fixed Rate 30-Year - 32.7%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 9/01/35 (a)	$6,733	$6,222,269
Federal Gold Loan Mortgage Corp.
7.00%, TBA	2,840	2,921,650
Series 2005
4.50%, 8/01/35 - 10/01/35 (a)	6,620	6,118,070
Series 2006
4.50%, 1/01/36 - 5/01/36 (a)	200	184,491
Series 2007
7.00%, 2/01/37 (a)	17,223	17,726,149
Federal National Mortgage Association
4.50%, TBA	15,030	13,883,963
5.00%, TBA	8,160	7,764,746
6.50%, TBA	74,465	75,628,516
Series 2003
5.50%, 4/01/33 - 7/01/33 (a)	25,399	24,869,449
Series 2004
5.50%, 4/01/34 - 11/01/34 (a)	18,477	18,083,876
Series 2005
5.50%, 2/01/35 - 7/01/35 (a)	19,452	19,032,240
6.50%, 11/01/35 (a)	84	85,713
Series 2006
5.00%, 2/01/36 (a)	27,449	26,166,929
5.50%, 1/01/36 - 11/01/36 (a)	122,315	119,593,907
6.50%, 2/01/36 - 1/01/37 (a)	34,070	34,607,456
Series 2007
5.50%, 5/01/36 (a)	26,806	26,210,016
Government National Mortgage Association
5.50%, TBA	92,425	90,729,845

		489,829,285

Agency ARMS - 4.1%
Federal Home Loan Mortgage Corp.
6.005%, 2/01/37 (a)	6,965	6,978,860
Series 2006
5.833%, 12/01/36 (a)(b)	33,044	33,106,056

Federal National Mortgage Association
Series 2006
4.41%, 8/01/34 (a)(b)	3,872	3,875,630
5.482%, 5/01/36 (a)(b)	1,322	1,322,890
5.803%, 3/01/36 (a)(b)	4,663	4,687,457
5.931%, 6/01/36 (a)(b)	3,377	3,394,540
Series 2007
5.78%, 1/01/37 (a)(b)	7,293	7,318,363

		60,683,796

Fixed Rate 15-Year - 2.3%
Federal Gold Loan Mortgage Corp.
Series 2006
5.00%, 4/01/21 (a)	3,239	3,159,234
Federal National Mortgage Association
Series 2005
5.00%, 4/01/19 - 9/01/20 (a)	12,731	12,451,445
Series 2006
5.00%, 3/01/20 - 12/01/21 (a)	16,180	15,780,395
Series 2007
5.00%, 2/01/22 - 3/01/22 (a)	2,629	2,563,164

		33,954,238

Non-Agency ARMS - 2.0%
Banc Of America Funding Corp.
Series 2007-C, Class 1A3
5.763%, 5/20/47 (a)	6,629	6,622,903
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.405%, 2/25/36 (a)	4,056	4,026,656
Series 2006-3, Class 22A1
6.219%, 5/25/36 (a)(c)	2,009	2,017,092
Series 2007-1, Class 21A1
5.74%, 1/25/47 (a)	2,657	2,656,336
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.109%, 5/25/35 (a)(c)	4,603	4,519,766
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (a)(b)	5,105	5,120,644
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.248%, 5/25/36 (a)	2,328	2,336,711
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.238%, 8/25/35 (a)	2,980	2,943,247

		30,243,355

Total Mortgage Pass-Thru’s (cost $621,294,347)		614,710,674

CORPORATES - INVESTMENT GRADES - 14.2%
Industrial - 7.6%
Basic - 0.4%
The Dow Chemical Co.
7.375%, 11/01/29 (a)	220	241,702
International Paper Co.
5.30%, 4/01/15 (a)	2,625	2,500,617
Ispat Inland ULC
9.75%, 4/01/14 (a)	602	665,072
Lubrizol Corp.
4.625%, 10/01/09 (a)	805	788,306
Westvaco Corp.
8.20%, 1/15/30 (a)	670	718,603
Weyerhaeuser Co.
5.95%, 11/01/08 (a)	1,083	1,090,083

		6,004,383

Capital Goods - 0.7%
Boeing Capital Corp.
4.75%, 8/25/08 (a)	1,615	1,603,332
6.50%, 2/15/12 (a)	205	214,827
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (a)(d)	1,449	1,640,804
Raytheon Co.
6.75%, 8/15/07 (a)	1,153	1,155,635
Textron Financial Corp.
4.125%, 3/03/08 (a)	2,610	2,586,460
Textron, Inc.
6.375%, 11/15/08 (a)	875	887,176
Tyco International Group, SA
6.00%, 11/15/13 (a)	1,250	1,308,725
Waste Management, Inc.
6.875%, 5/15/09 (a)	1,435	1,467,780

		10,864,739

Communications - Media - 1.3%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	489	499,134
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(d)	2,325	2,273,804
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13 (a)	940	1,060,752
9.455%, 11/15/22 (a)	1,731	2,229,784
Comcast Cable Communications, Inc.
6.875%, 6/15/09 (a)	1,463	1,500,365
Comcast Corp.
5.30%, 1/15/14 (a)	2,253	2,202,335
5.50%, 3/15/11 (a)	2,767	2,764,975
News America, Inc.
6.55%, 3/15/33 (a)	1,383	1,392,779
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	710	651,711

Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	3,190	3,744,613
WPP Finance Corp.
5.875%, 6/15/14 (a)	886	883,150

		19,203,402

Communications - Telecommunications - 2.6%
AT&T Corp.
8.00%, 11/15/31 (a)	295	360,730
British Telecommunications PLC
8.625%, 12/15/10 (a)	4,581	5,032,902
CenturyTel, Inc.
5.00%, 2/15/15 (a)	2,462	2,284,278
Series G
6.875%, 1/15/28 (a)	915	900,076
Embarq Corp.
6.738%, 6/01/13 (a)	210	215,200
7.082%, 6/01/16 (a)	4,155	4,232,233
New Cingular Wireless Services, Inc.
7.875%, 3/01/11 (a)	2,435	2,632,941
8.75%, 3/01/31 (a)	1,429	1,830,622
Pacific Bell
6.625%, 10/15/34 (a)	3,900	3,890,827
Sprint Capital Corp.
8.375%, 3/15/12 (a)	3,219	3,527,992
Telecom Italia Capital, SA
4.00%, 11/15/08 (a)	820	801,626
4.00%, 1/15/10 (a)	2,995	2,883,236
6.375%, 11/15/33 (a)	375	358,413
Telecom Italia Capital, SA
TELUS Corp.
7.50%, 6/01/07 (a)	3,444	3,444,000
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	1,590	1,502,679
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	2,200	2,215,363
Vodafone Group PLC
5.50%, 6/15/11 (a)	3,015	3,012,895

		39,126,013

Consumer Cyclical - Automotive - 0.0%
DaimlerChrysler North America
4.875%, 6/15/10 (a)	698	686,130

Consumer Cyclical - Other - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	2,676	2,706,426
7.875%, 5/01/12 (a)	2,826	2,966,345
Toll Brothers Finance Corp.
6.875%, 11/15/12 (a)	1,055	1,078,874

		6,751,645

Consumer Non-Cyclical - 1.3%
Altria Group, Inc.
7.75%, 1/15/27 (a)	2,120	2,490,052
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(d)	3,480	3,355,044
ConAgra Foods, Inc.
7.875%, 9/15/10 (a)	641	685,384
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	3,130	3,114,087
6.75%, 8/15/14 (a)	560	570,790
Kraft Foods, Inc.
4.125%, 11/12/09 (a)	3,245	3,146,271
The Kroger Co.
6.80%, 12/15/18 (a)	1,100	1,121,980
7.80%, 8/15/07 (a)	1,540	1,546,761
Safeway, Inc.
4.125%, 11/01/08 (a)	683	670,922
4.80%, 7/16/07 (a)	620	618,938
6.50%, 3/01/11 (a)	453	465,454
Wyeth
5.50%, 2/01/14 (a)	2,212	2,202,064

		19,987,747

Energy - 0.4%
Amerada Hess Corp.
7.875%, 10/01/29 (a)	2,273	2,599,969
Tengizchevroil Finance Co.
6.124%, 11/15/14 (a)(d)	380	376,428
Valero Energy Corp.
6.875%, 4/15/12 (a)	2,588	2,720,329

		5,696,726

Technology - 0.4%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13 (a)	3,745	3,734,256
IBM Corp.
4.375%, 6/01/09 (a)	455	447,151
Motorola, Inc.
6.50%, 9/01/25 (a)	1,800	1,748,367
7.50%, 5/15/25 (a)	290	309,127
7.625%, 11/15/10 (a)	146	154,395

		6,393,296

		114,714,081

Financial Institutions - 5.3%
Banking - 1.8%
Bank of Tokyo-Mitsubishi UFJ
7.40%, 6/15/11 (a)	170	181,838
Barclays Bank PLC
8.55%, 6/15/11 (a)(c)(d)	961	1,062,708

Citigroup, Inc.
4.625%, 8/03/10 (a)	2,357	2,308,686
5.48%, 6/09/09 (a)(b)	421	421,948
Credit Suisse First Boston USA, Inc.
5.50%, 8/15/13 (a)	1,812	1,814,116
Huntington National Bank
4.375%, 1/15/10 (a)	517	501,482
JP Morgan Chase & Co.
6.75%, 2/01/11 (a)	4,225	4,402,450
MBNA Corp.
4.625%, 9/15/08 (a)	1,362	1,348,914
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(c)	770	772,309
RBS Capital Trust III
5.512%, 9/30/14 (a)(c)	562	545,828
Resona Bank Ltd.
5.85%, 4/15/06 (a)(c)(d)	330	323,494
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(c)(d)	619	649,550
Suntrust Bank
Series CD
5.468%, 6/02/09 (a)(b)	591	591,788
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(c)	1,825	1,989,907
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)	1,913	2,027,030
Wachovia Corp.
5.35%, 3/15/11 (a)	2,205	2,206,813
Washington Mutual, Inc.
4.00%, 1/15/09 (a)	2,185	2,133,318
Wells Fargo & Co.
4.20%, 1/15/10 (a)	1,808	1,761,258
Zions Bancorporation
5.50%, 11/16/15 (a)	1,420	1,381,377

		26,424,814

Brokerage - 0.2%
Goldman Sachs Group, Inc.
4.75%, 7/15/13 (a)	1,876	1,792,691
5.125%, 1/15/15 (a)	1,590	1,531,955

		3,324,646

Finance - 2.0%
American General Finance Corp.
4.625%, 5/15/09 (a)	2,620	2,578,355
Capital One Financial Corp.
4.80%, 2/21/12 (a)	665	639,744
Core Investment Grade Trust
4.659%, 11/30/07 (a)	3,882	3,863,507

Countrywide Home Loans, Inc.
4.00%, 3/22/11 (a)	1,427	1,346,826
4.25%, 12/19/07 (a)	1,855	1,842,049
General Electric Capital Corp.
4.00%, 2/17/09 (a)	4,160	4,068,305
4.375%, 11/21/11 (a)	1,213	1,164,526
5.41%, 6/22/07 (a)(b)	3,448	3,448,141
6.75%, 3/15/32 (a)	3,134	3,473,857
HSBC Finance Corp.
6.50%, 11/15/08 (a)	4,771	4,839,082
7.00%, 5/15/12 (a)	1,690	1,786,286
iStar Financial, Inc.
5.15%, 3/01/12 (a)	1,019	983,527

		30,034,205

Insurance - 1.2%
Assurant, Inc.
5.625%, 2/15/14 (a)	1,028	1,013,729
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10 (a)	1,656	1,598,148
Humana, Inc.
6.30%, 8/01/18 (a)	1,094	1,093,018
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(d)	993	972,022
Marsh & McLennan Cos, Inc.
5.75%, 9/15/15 (a)	6,630	6,339,248
WellPoint, Inc.
3.50%, 9/01/07 (a)	2,200	2,189,046
3.75%, 12/14/07 (a)	412	408,303
4.25%, 12/15/09 (a)	2,555	2,476,224
Zurich Capital Trust I
8.376%, 6/01/37 (a)(d)	2,541	2,653,282

		18,743,020

REITS - 0.1%
Simon Property Group LP
6.375%, 11/15/07 (a)	1,015	1,018,678

		79,545,363

Utility - 1.3%
Electric - 1.2%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)	3,155	3,293,826
CE Electric UK Funding Co.
6.995%, 12/30/07 (a)(d)	700	705,417
Consumers Energy Co.
Series C
4.25%, 4/15/08 (a)	734	725,527
Exelon Corp.
6.75%, 5/01/11 (a)	1,295	1,340,137
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)	1,300	1,343,459
Series C
7.375%, 11/15/31 (a)	1,436	1,606,822

MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)		1,763	1,788,202
Nisource Finance Corp.
7.875%, 11/15/10 (a)		1,656	1,775,274
Pacific Gas & Electric Co.
4.80%, 3/01/14 (a)		1,700	1,625,120
Progress Energy, Inc.
7.10%, 3/01/11 (a)		574	604,808
Public Service Company of Colorado
7.875%, 10/01/12 (a)		874	968,171
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)(d)		1,447	1,474,471

			17,251,234

Natural Gas - 0.1%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)		506	539,316
Enterprise Products Operating L.P.
Series B
5.60%, 10/15/14 (a)		1,278	1,256,481

			1,795,797

			19,047,031

Total Corporates - Investment Grades (cost $216,148,409)			213,306,475

U.S. TREASURIES - 12.9%
U.S. Treasury Bonds
4.50%, 2/15/36 (a)(e)		53,240	49,009,922
8.75%, 5/15/17 (a)		24,100	31,243,385
U.S. Treasury Notes
4.875%, 5/31/11 (a)		8,200	8,207,692
4.875%, 5/31/08		104,420	104,232,357

Total U.S. Treasuries (cost $193,363,583)			192,693,356

GOVERNMENT-RELATED - SOVEREIGNS - 9.3%
Japan Government
Series 253
0.80%, 2/15/09 (a)	JPY	4,730,000	38,775,390
Series 283
1.80%, 9/20/16 (a)		1,590,000	13,201,285
Series 48
0.70%, 6/20/10 (a)		5,612,250	45,456,181
Mexican Bonos
Series MI10
8.00%, 12/19/13 (a)	MXN	221,025	21,043,630
9.00%, 12/20/12 (a)		70,600	6,994,590
Government of Sweden
Series 1043
5.00%, 1/28/09 (a)	SEK	93,350	13,693,420

Total Government-Related - Sovereigns (cost $140,230,472)			139,164,496

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%

Non-Agency Fixed Rate CMBS - 7.4%

Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35 (a)	$869	875,803
Series 2004-4, Class A3
4.128%, 7/10/42 (a)	1,035	1,005,356
Series 2004-6, Class A2
4.161%, 12/10/42 (a)	3,865	3,748,881
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (a)(c)	2,500	2,420,083
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)(c)	4,235	4,048,831
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)	899	882,584
Series 2004-C1, Class A4
4.75%, 1/15/37 (a)	1,815	1,730,682
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)(c)	1,516	1,455,080
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.827%, 6/15/38 (a)(c)	4,380	4,445,597
Series 2006-C4, Class A3
5.467%, 9/15/39 (a)	6,475	6,370,548
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)	3,265	3,203,607
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)	1,102	1,022,848
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)	1,823	1,771,422
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38 (a)	1,720	1,644,714
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)(c)	1,846	1,777,883
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)	2,810	2,752,125
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)	1,420	1,388,807
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)(c)	1,720	1,699,479
Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	7,100	7,176,538

LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32 (a)	4,900	4,557,815
Series 2004-C2, Class A4
4.367%, 3/15/36 (a)	7,760	7,229,581
Series 2004-C4, Class A4
5.132%, 6/15/29 (a)(c)	6,015	5,968,785
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)	1,084	1,051,406
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)	4,209	3,987,295
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	2,380	2,312,443
Series 2006-C1, Class A4
5.156%, 2/15/31 (a)	6,557	6,343,148
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	6,005	5,881,657
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.244%, 11/12/37 (a)	2,100	2,053,406
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)	2,230	2,190,669
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A2
5.439%, 2/12/39 (a)(c)	5,385	5,373,805
Series 2006-2, Class A4
5.91%, 6/12/46 (a)	3,075	3,138,751
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40 (a)	6,500	6,260,675
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)	5,186	5,040,394

Total Commercial Mortgage-Backed Securities (cost $112,509,644)		110,810,698

ASSET-BACKED SECURITIES - 3.6%
Home Equity Loans - Floating Rate - 2.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
6.07%, 12/25/32 (a)(b)	870	872,272
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
5.47%, 4/25/22 (a)(b)	159	159,143
Countrywide Asset-Backed Certificates
Series 2006-20, Class M1
5.57%, 4/25/37 (a)(b)	7,000	6,986,910
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
5.49%, 12/25/35 (a)(b)	2,190	2,190,685

HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
5.58%, 1/20/35 (a)(b)	1,385	1,387,648
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
5.40%, 1/25/36 (a)(b)	971	970,490
Lehman XS Trust
Series 2005-4, Class 1M1
5.823%, 10/25/35 (a)(b)	4,865	4,864,951
Master Asset Backed Securities Trust
Series 2004-HE1, Class A1
5.72%, 9/25/34 (a)(b)	877	880,803
Option One Mortgage Loan Trust
Series 2006-3, Class M1
5.55%, 2/25/37 (a)(b)	1,785	1,777,681
RAAC Series
Series 2006-SP3, Class A1
5.40%, 8/25/36 (a)(b)	1,642	1,641,323
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
5.49%, 3/25/35 (a)(b)	1,118	1,117,709
Series 2005-RZ1, Class A2
5.52%, 12/25/34 (a)(b)	2,222	2,222,606
Saxon Asset Securities Trust
Series 2005-4, Class A2B
5.50%, 11/25/37 (a)(b)	1,955	1,955,435
Soundview Home Equity Loan Trust
Series 2007-NS1, Class M1
5.67%, 1/25/37 (a)(b)	2,275	2,275,000
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
5.40%, 12/25/36 (a)(b)	1,012	1,011,684
Structured Asset Investment Loan Trust
Series 2006-1, Class A1
5.40%, 1/25/36 (a)(b)	1,985	1,983,862

		32,298,202

Home Equity Loans - Fixed Rate - 0.5%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)(f)	818	779,521
Credit-Based Asset Servicing and Securities, Inc.
Series 2005-CB7, Class AF2
5.1469992%, 11/25/35 (a)(f)	1,805	1,793,426

Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (a)(f)	2,070	2,057,062
Series 2006-1, Class A2
5.3%, 5/25/36 (a)(f)	1,040	1,029,925
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)	1,490	1,472,528

		7,132,462

Other - Floating Rate - 0.5%
Cairn Mezzanine ABS CDO PLC
Series 2007-3A, Class A2B
5.988%, 8/13/47 (a)(b)(d)	1,450	1,383,344
Halcyon Securitized Product Investors
Series 2007-1A, Class A2
6.355%, 5/13/52 (a)(d)	910	882,664
Neapolitan 2007-1a I
Series 2007-1A, Class I
6.32%, 3/30/46 (a)(d)	1,775	1,775,000
Petra CRE CDO
Series 2007-1A, Class C
6.27%, 12/31/47 (a)(d)	2,220	2,165,321
SLM Student Loan Trust
Series 2003-C, Class A1
5.455%, 9/15/16 (a)(b)	740	741,585

		6,947,914

Credit Cards - Floating Rate - 0.4%
American Express Credit Account Master Trust
Series 2005-1, Class A
5.35%, 10/15/12 (a)(b)	1,298	1,299,418
Bank One Issuance Trust
Series 2004-A4, Class A4
5.36%, 2/16/10 (a)(b)	2,158	2,158,000
Discover Card Master Trust I
Series 2004-1, Class A
5.35%, 4/16/10 (a)(b)	2,457	2,457,383

		5,914,801

Other - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)(d)	1,000	1,002,420

Autos - Fixed Rate - 0.0%
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A
4.10%, 6/15/08 (a)	432	431,438

Autos - Floating Rate - 0.0%
Ford Credit Floorplan Master Owner Trust
Series 2004-1, Class A
5.36%, 7/15/09 (a)(b)	300	299,980

Total Asset-Backed Securities (cost $54,115,595)		54,027,217

GOVERNMENT-RELATED-NON-U.S. ISSUERS - 2.8%
Sovereigns - 2.7%
United Mexican States
5.625%, 1/15/17 (a)	11,136	11,163,840
Russian Federation
7.5%, 3/31/30 (a)(d)(f)	19,463	21,827,973
Republic of South Africa
5.875%, 5/30/22 (a)	7,325	7,361,625

		40,353,438

Agencies - 0.1%
Korea Development Bank
4.625%, 9/16/10 (a)	1,335	1,300,852

Total Government-Related - Non-U.S. Issuers (cost $41,097,837)		41,654,290

MORTGAGE CMO’S - 1.5%
Non-Agency Fixed Rate - 0.9%
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37 (a)	4,229	4,249,024
Series 2007-QS1, Class 2A10
6.00%, 1/25/37 (a)	5,247	5,272,892
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.522%, 8/25/36 (a)(c)	4,469	4,452,880

		13,974,796

Non-Agency Adjustable Rate - 0.6%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.985%, 12/25/35 (a)(b)	2,044	2,038,045
Series 2006-OA14, Class 3A1
5.864%, 11/25/46 (a)(b)	5,371	5,366,593
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1
5.43%, 3/25/36 (a)(b)	930	929,916
Washington Mutual, Inc.
Series 2005-AR2, Class 2A22
5.54%, 1/25/45 (a)(b)	125	125,259

		8,459,813

Agency Adjustable Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
5.59%, 5/28/35 (a)(b)	392	392,370

Total Mortgage CMO’s (cost $22,832,498)		22,826,979

INFLATION-LINKED SECURITIES - 1.4%
Government of Japan CPI Linked Bond
Series 5
0.80%, 9/10/15 (a) (cost $21,433,703)	JPY	2,537,460	20,380,996

CORPORATES-NON - INVESTMENT GRADES - 0.1%
Industrial - 0.1%
Basic - 0.1%
Packaging Corp. of America
5.75%, 8/01/13 (a) (cost $1,077,700)		$1,099	1,073,625

	Shares
SHORT-TERM INVESTMENTS - 24.5%
Investment Companies - 24.5%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (g) (cost $367,501,594)		367,501,594	367,501,594

Total Investments - 118.8% (cost $1,791,605,382)			1,778,150,400
Other assets less liabilities - (18.8)%			(281,307,213)

Net Assets - 100.0%			$1,496,843,187

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$20,120	11/02/07	3 Month LIBOR	4.814%	$(72,060)
Lehman Brothers	23,000	1/23/08	3 Month LIBOR	4.777%	155,637
Lehman Brothers	10,000	12/04/11	3 Month LIBOR	4.850%	(88,631)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond Future	261	September 2007	$28,506,257	$28,481,625	$(24,632)
U.S. T-Note Future	833	September 2007	88,881,306	88,610,375	(270,931)
U.S. T-Note Future	246	September 2007	25,751,917	25,691,625	(60,292)
Sold Contracts
Japan Government Bonds 10 Yr Future	17	June 2007	18,757,661	18,602,219	155,442

					$(200,413)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Japanese Yen settling 6/04/07	14,387,034	$118,217,203	$118,280,558	$63,355
Mexican Peso settling 6/06/07	155,744	14,358,150	14,496,863	138,713
Sale Contracts:
Japanese Yen settling 6/04/07	14,387,034	122,003,626	118,280,558	3,723,068
Japanese Yen settling 7/06/07	14,387,034	118,704,898	118,788,146	(83,248)
Mexican Peso settling 6/06/07	460,601	42,085,163	42,873,292	(788,129)
Swedish Krona settling 7/30/07	108,173	15,876,438	15,682,540	193,898

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,115,487,741.

(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2007.

(c)	Variable rate coupon, rate shown as of May 31, 2007.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate market value of these securities amounted to $44,523,746 or 3.0% of net assets.

(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $1,058,629.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2007.

(g)	Investment in affiliated money market mutual fund.

Currency Abbreviations:
JPY	-	Japanese Yen
MXN	-	Mexican Peso
SEK	-	Swedish Krona

Glossary:
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
TBA	-	To Be Announced

AllianceBernstein Pooling Portfolios

Inflation Protected Securities Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 98.0%
Government of Japan CPI Linked Bond
Series 5
0.80%, 9/10/15 (a)	JPY 1,048,950	$8,425,215
U.S. Treasury Notes
0.875%, 4/15/10 (TIPS) (a)	$27,091	25,817,121
1.625%, 1/15/15 (TIPS) (a)	77,281	72,523,486
1.875%, 7/15/13 - 7/15/15 (TIPS) (a)	93,538	89,967,446
2.00%, 1/15/14 - 1/15/16 (TIPS) (a)	85,512	82,654,959
2.375%, 1/15/17 (TIPS) (a)	46,797	46,204,737
3.00%, 7/15/12 (TIPS) (a)	56,941	58,372,966
3.375%, 1/15/12 (TIPS) (a)	68,607	71,222,159
3.50%, 1/15/11 (TIPS) (a)	46,025	47,657,731
3.875%, 1/15/09 (TIPS) (a)	25,267	25,766,610
4.25%, 1/15/10 (TIPS) (a)	48,814	50,945,910

Total Inflation-Linked Securities (cost $592,236,696)		579,558,340

	Shares
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (b) (cost $5,579,986)	5,579,986	5,579,986

Total Investments - 99.0% (cost $597,816,682)		585,138,326
Other assets less liabilities - 1.0%		6,009,238

Net Assets - 100.0%		$591,147,564

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Japan Government Bonds 10 Yr Future	10	June 2007	$11,029,355	$10,942,482	$86,873

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Japanese Yen settling 6/04/07	1,046,865	$8,602,014	$8,606,624	$4,610
Sale Contracts:
Japanese Yen settling 6/04/07	1,046,865	8,877,531	8,606,624	270,907
Japanese Yen settling 7/06/07	1,046,865	8,637,501	8,643,558	(6,057)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $579,558,339.

(b)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $78,091 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2007.

Currency Abbreviations:
JPY	-	Japanese Yen

Glossary:
CPI	-	Consumer Price Index
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

High Yield Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 90.2%
Industrial - 67.8%
Basic - 7.2%
AK Steel Corp.
7.875%, 2/15/09 (a)	$437	$437,000
Arch Western Finance LLC
6.75%, 7/01/13 (a)	670	667,488
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (a)	1,938	2,139,959
Equistar Chemicals Funding LP
10.125%, 9/01/08 (a)	1,377	1,449,293
10.625%, 5/01/11 (a)	623	657,265
Evraz Group, SA
8.25%, 11/10/15 (a)(b)	1,369	1,421,022
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	3,130	3,419,525
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)(b)	905	900,475
7.125%, 1/15/17 (a)(b)	1,095	1,092,263
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.75%, 11/15/14 (a)(b)	525	565,687
9.86%, 11/15/14 (a)(b)(c)	525	548,625
Huntsman International LLC
7.875%, 11/15/14 (a)(b)	1,130	1,187,912
Huntsman LLC
11.50%, 7/15/12 (a)	801	889,110
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	1,575	1,584,844
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (a)	630	644,175
Lyondell Chemical Co.
8.00%, 9/15/14 (a)	1,290	1,364,175
8.25%, 9/15/16 (a)	2,825	3,058,062
The Mosaic Co.
7.625%, 12/01/16 (a)(b)	2,875	3,054,687
Nell AF S.a.r.l.
8.375%, 8/15/15 (a)(b)	1,445	1,491,962
NewMarket Corp.
7.125%, 12/15/16 (a)	615	615,000

NewPage Corp.
10.00%, 5/01/12 (a)	797	879,689
Peabody Energy Corp.
5.875%, 4/15/16 (a)	900	867,375
Series B
6.875%, 3/15/13 (a)	1,815	1,837,688
Rhodia SA
8.875%, 6/01/11 (a)	1,763	1,841,242

		32,614,523

Capital Goods - 7.3%
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)(b)	270	283,500
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)	1,603	1,611,015
6.875%, 6/01/17 (a)	1,430	1,456,813
Series B
7.125%, 5/15/16 (a)	2,053	2,112,024
7.375%, 4/15/14 (a)	820	841,525
Associated Materials, Inc.
11.25%, 3/01/14 (a)(d)	1,635	1,258,950
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	1,330	1,363,250
Bombardier, Inc.
8.00%, 11/15/14 (a)(b)	2,120	2,228,650
Case Corp.
7.25%, 1/15/16 (a)	2,000	2,100,000
Case New Holland, Inc.
7.125%, 3/01/14 (a)	2,990	3,124,550
9.25%, 8/01/11 (a)	930	976,500
Covalence Specialty Materials Corp.
10.25%, 3/01/16 (a)(b)	555	568,875
Crown Americas
7.625%, 11/15/13 (a)	1,500	1,556,250
Goodman Global Holdings, Inc.
7.875%, 12/15/12 (a)	992	1,009,360
L-3 Communications Corp.
5.875%, 1/15/15 (a)	1,828	1,782,300
Owens Brockway Glass Container, Inc.
8.875%, 2/15/09 (a)	1,715	1,753,587
Series $
6.75%, 12/01/14 (a)	2,030	2,050,300
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(b)	640	681,600
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (a)(b)(e)(f)	453	56,691
Sequa Corp.
9.00%, 8/01/09 (a)	601	634,055
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	2,100	2,105,250
United Rentals North America, Inc.
6.50%, 2/15/12 (a)	640	644,800
7.00%, 2/15/14 (a)	485	494,700
7.75%, 11/15/13 (a)	2,075	2,152,813

		32,847,358

Communications - Media - 11.5%
Allbritton Communications Co.
7.75%, 12/15/12 (a)		1,351	1,393,219
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)		1,637	1,661,555
CCH I Holdings LLC
11.75%, 5/15/14 (a)		6,257	6,319,570
Central European Media Enterprises, Ltd.
8.25%, 5/15/12 (a)(b)	EUR	398	583,191
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)		$2,519	2,191,109
5.75%, 1/15/13 (a)		1,641	1,492,237
CSC Holdings, Inc.
7.625%, 7/15/18 (a)		1,535	1,542,675
7.875%, 2/15/18 (a)		640	651,200
Series WI
6.75%, 4/15/12 (a)		2,565	2,532,938
Dex Media East LLC
12.125%, 11/15/12 (a)		641	695,485
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)		444	463,425
DirecTV Holdings LLC
6.375%, 6/15/15 (a)		3,311	3,211,670
EchoStar DBS Corp.
6.375%, 10/01/11 (a)		1,080	1,084,050
6.625%, 10/01/14 (a)		3,595	3,595,000
7.125%, 2/01/16 (a)		850	872,313
Insight Communications Co., Inc.
12.25%, 2/15/11 (a)		1,612	1,686,555
Insight Midwest LP
9.75%, 10/01/09 (a)		379	383,737
Insight Midwest LP/Insight Capital, Inc.
9.75%, 10/01/09 (a)		173	175,162
Intelsat Bermuda Ltd.
8.625%, 1/15/15 (a)		1,274	1,364,772
11.25%, 6/15/16 (a)		2,812	3,212,710
Lamar Media Corp.
6.625%, 8/15/15 (a)		475	472,625
Liberty Media Corp.
5.70%, 5/15/13 (a)		545	514,643
7.875%, 7/15/09 (a)		350	363,650
8.25%, 2/01/30 (a)		530	525,362
LIN Television Corp.
6.50%, 5/15/13 (a)		725	732,250

Quebecor Media, Inc.
7.75%, 3/15/16 (a)	2,755	2,892,750
Rainbow National Services LLC
8.75%, 9/01/12 (a)(b)	764	815,570
10.375%, 9/01/14 (a)(b)	729	818,303
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13 (a)	705	694,425
Series A-2
6.875%, 1/15/13 (a)	748	736,780
Series A-3
8.875%, 1/15/16 (a)	2,000	2,155,000
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	545	546,363
Univision Communications, Inc.
7.85%, 7/15/11 (a)	1,190	1,258,425
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)	982	1,036,010
WMG Holdings Corp.
9.50%, 12/15/14 (a)(d)	3,196	2,492,880
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)	840	844,200

		52,011,809

Communications - Telecommunications - 7.4%
American Tower Corp.
7.125%, 10/15/12 (a)	2,430	2,524,163
Citizens Communications Co.
6.25%, 1/15/13 (a)	1,977	1,957,230
Cricket Communications, Inc.
9.375%, 11/01/14 (a)	2,470	2,618,200
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	1,727	1,832,779
Dobson Cellular Systems, Inc.
Series B
8.375%, 11/01/11 (a)	620	660,300
Dobson Communications Corp.
8.875%, 10/01/13 (a)	665	699,913
Idearc, Inc.
8.00%, 11/15/16 (a)(b)	1,710	1,774,125
Inmarsat Finance PLC
7.625%, 6/30/12 (a)	1,835	1,917,575
10.375%, 11/15/12 (a)(d)	1,037	995,520
Level 3 Financing, Inc.
8.75%, 2/15/17 (a)(b)	835	856,919
9.25%, 11/01/14 (a)(b)	2,845	2,969,469
12.25%, 3/15/13 (a)	1,073	1,255,410
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)	1,358	1,430,992
Series REGS
8.00%, 1/28/12 (a)	500	527,000

PanAmSat Corp.
9.00%, 8/15/14 (a)	1,171	1,264,680
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	4,029	4,114,616
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	350	361,375
Qwest Corp.
6.875%, 9/15/33 (a)	2,240	2,150,400
8.875%, 3/15/12 (a)	355	389,612
Rural Cellular Corp.
9.75%, 1/15/10 (a)	811	837,357
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	740	794,575
Windstream Corp.
8.125%, 8/01/13 (a)	714	767,550
8.625%, 8/01/16 (a)	810	884,925

		33,584,685

Consumer Cyclical - Automotive - 7.4%
Affinia Group, Inc.
9.00%, 11/30/14 (a)	45	45,675
Ford Motor Co.
7.45%, 7/16/31 (a)	4,270	3,512,075
Ford Motor Credit Co.
4.95%, 1/15/08 (a)	1,298	1,287,183
7.00%, 10/01/13 (a)	2,524	2,415,458
8.105%, 1/13/12 (a)(c)	2,785	2,798,574
General Motors Acceptance Corp.
6.875%, 9/15/11 (a)	3,570	3,596,925
8.00%, 11/01/31 (a)	990	1,087,617
General Motors Corp.
8.25%, 7/15/23 (a)	4,155	3,879,731
8.375%, 7/15/33 (a)	3,720	3,459,600
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)(b)	845	912,600
9.00%, 7/01/15 (a)	2,010	2,200,950
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	1,436	1,278,040
Lear Corp.
Series B
5.75%, 8/01/14 (a)	1,635	1,397,925
8.50%, 12/01/13 (a)	370	360,750
8.75%, 12/01/16 (a)	3,010	2,889,600
Tenneco, Inc.
8.625%, 11/15/14 (a)	465	492,900
Visteon Corp.
7.00%, 3/10/14 (a)	1,795	1,579,600

		33,195,203

Consumer Cyclical - Other - 8.3%
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	737	767,401
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	642	640,395
Caesars Entertainment, Inc.
7.875%, 3/15/10 (a)	1,570	1,642,613
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	1,307	1,365,815
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)	550	594,000
Harrah’s Operating Co., Inc
5.625%, 6/01/15 (a)	3,460	2,941,000
6.50%, 6/01/16 (a)	2,600	2,297,750
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	385	392,700
Host Marriott LP
Series Q
6.75%, 6/01/16 (a)	2,935	2,975,356
K2, Inc.
7.375%, 7/01/14 (a)	800	839,000
KB HOME
6.375%, 8/15/11 (a)	600	594,000
7.75%, 2/01/10 (a)	410	414,612
Levi Strauss & Co.
8.875%, 4/01/16 (a)	742	787,447
Mandalay Resort Group
Series B
10.25%, 8/01/07 (a)	915	919,575
MGM Mirage
6.625%, 7/15/15 (a)	3,952	3,749,460
7.625%, 1/15/17 (a)	905	893,688
8.375%, 2/01/11 (a)	2,179	2,277,055
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	1,245	1,260,563
NCL Corp.
10.625%, 7/15/14 (a)	690	672,750
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)	1,496	1,507,220
Riviera Holdings Corp.
11.00%, 6/15/10 (a)	1,416	1,472,640
Six Flags, Inc.
9.625%, 6/01/14 (a)	1,250	1,203,125
Station Casinos, Inc.
6.625%, 3/15/18 (a)	395	355,500
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(b)	1,097	1,113,455
Universal City Development Partners
11.75%, 4/01/10 (a)	913	970,063
Universal City Florida Holding Co.
8.375%, 5/01/10 (a)	630	648,900

William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	1,107	1,100,081
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14 (a)	2,935	2,946,006

		37,342,170

Consumer Cyclical - Restaurants - 0.1%
Sbarro, Inc.
10.375%, 2/01/15 (a)(b)	415	429,525

Consumer Cyclical - Retailers - 1.8%
Autonation, Inc.
7.356%, 4/15/13 (a)(c)	175	176,750
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14 (a)	1,630	1,719,650
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	555	577,200
Couche-Tard
7.50%, 12/15/13 (a)	1,006	1,041,210
GSC Holdings Corp.
8.00%, 10/01/12 (a)	2,070	2,204,550
Rite Aid Corp.
6.875%, 8/15/13 (a)	1,600	1,442,000
9.25%, 6/01/13 (a)	870	883,050
9.375%, 12/15/15 (a)(b)	100	100,125
9.50%, 6/15/17 (a)(b)	169	169,423

		8,313,958

Consumer Non-Cyclical - 7.3%
Aramark Corp.
8.50%, 2/01/15 (a)(b)	2,265	2,381,081
Concentra Operating Corp.
9.125%, 6/01/12 (a)	409	436,608
9.50%, 8/15/10 (a)	553	580,650
DaVita, Inc.
7.25%, 3/15/15 (a)	1,219	1,249,475
Dean Foods Co.
7.00%, 6/01/16 (a)	921	918,698
Del Monte Corp.
6.75%, 2/15/15 (a)	395	395,000
Dole Food Company, Inc.
8.625%, 5/01/09 (a)	420	428,400
8.875%, 3/15/11 (a)	718	732,360
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)	2,825	2,877,969
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	670	726,950
HCA, Inc.
6.375%, 1/15/15 (a)	2,008	1,772,060
6.50%, 2/15/16 (a)	1,520	1,337,600
6.75%, 7/15/13 (a)	1,650	1,555,125
9.625%, 11/15/16 (a)(b)(g)	2,165	2,386,913
Healthsouth Corp.
10.75%, 6/15/16 (a)(b)	580	638,000
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)	1,174	1,232,700

Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13 (a)	3,395	3,561,737
7.625%, 6/01/16 (a)	1,800	1,949,963
Select Medical Corp.
7.625%, 2/01/15 (a)	1,145	1,059,125
Stater Brothers Holdings
8.125%, 6/15/12 (a)	594	617,760
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)	1,175	1,107,437
9.875%, 7/01/14 (a)	1,700	1,742,500
Universal Hospital Services, Inc.
8.759%, 6/01/15 (a)(b)(c)	895	908,425
10.125%, 11/01/11 (a)	744	793,136
Ventas Realty LP/CAP CRP
6.75%, 4/01/17 (a)	832	852,800
Visant Corp.
7.625%, 10/01/12 (a)	883	902,867

		33,145,339

Energy - 2.7%
Chesapeake Energy Corp.
6.625%, 1/15/16 (a)	220	223,025
6.875%, 1/15/16 (a)	270	274,050
7.50%, 9/15/13 (a)	805	839,212
7.75%, 1/15/15 (a)	1,895	1,975,537
Compagnie Generale de Geophysique-Veritas
7.50%, 5/15/15 (a)	915	957,319
7.75%, 5/15/17 (a)	195	205,725
Complete Production Services, Inc.
8.00%, 12/15/16 (a)(b)	650	676,000
Grant Prideco, Inc.
Series B
6.125%, 8/15/15 (a)	856	847,440
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(b)	760	763,800
Opti Canada, Inc.
8.25%, 12/15/14 (a)(b)	313	331,780
PetroHawk Energy Corp.
Series WI
9.125%, 7/15/13 (a)	776	834,200
Pride International, Inc.
7.375%, 7/15/14 (a)	634	653,020
Range Resources Corp.
7.50%, 5/15/16 (a)	940	982,300
Tesoro Corp.
6.25%, 11/01/12 (a)	1,180	1,182,950
6.50%, 6/01/17 (a)(b)	1,255	1,256,569

		12,002,927

Other Industrial - 0.7%
Central European Distribution Corp.
8.00%, 7/31/12 (a)(b)	EUR	173	250,879
FastenTech, Inc.
11.50%, 5/01/11 (a)		$560	592,200
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)		1,045	1,123,375
11.75%, 8/01/16 (a)		475	532,000
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)		655	668,100

			3,166,554

Services - 0.7%
Avis Budget Car Rental
7.75%, 5/15/16 (a)(b)		1,410	1,462,875
Horizon Lines LLC
9.00%, 11/01/12 (a)		434	460,582
Service Corp. International
6.75%, 4/01/16 (a)		1,000	983,750
West Corp.
9.50%, 10/15/14 (a)		350	368,375

			3,275,582

Technology - 4.2%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)		2,055	2,152,613
Avago Technologies Finance
10.125%, 12/01/13 (a)		755	822,950
CA, Inc.
4.75%, 12/01/09 (a)(b)		965	941,487
Flextronics International Ltd.
6.50%, 5/15/13 (a)		1,418	1,403,820
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)(b)		2,780	2,783,475
10.125%, 12/15/16 (a)(b)		660	660,825
Iron Mountain, Inc.
6.625%, 1/01/16 (a)		1,360	1,312,400
Nortel Networks Corp.
6.875%, 9/01/23 (a)		626	589,222
Nortel Networks Ltd.
10.125%, 7/15/13 (a)(b)		1,025	1,142,875
NXP BV/NXP Funding LLC
8.11%, 10/15/13 (a)(b)(c)		750	772,500
9.50%, 10/15/15 (a)(b)		445	460,575
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)		2,143	2,121,570
Serena Software, Inc.
Series WI
10.375%, 3/15/16 (a)		875	955,937
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)		2,472	2,626,500

			18,746,749

Transportation - Airlines - 0.8%
AMR Corp.
9.00%, 8/01/12 (a)	1,675	1,739,906
Continental Airlines, Inc.
8.75%, 12/01/11 (a)	1,330	1,303,400
7.875%, 7/02/18 (a)	611	635,315

		3,678,621

Transportation - Services - 0.4%
Hertz Corp.
8.875%, 1/01/14 (a)	795	855,618
10.50%, 1/01/16 (a)	925	1,044,094

		1,899,712

		306,254,715

Utility - 12.6%
Electric - 9.3%
The AES Corp.
7.75%, 3/01/14 (a)	2,430	2,560,613
8.75%, 5/15/13 (a)(b)	225	238,781
9.00%, 5/15/15 (a)(b)	1,080	1,150,200
Allegheny Energy Supply
7.80%, 3/15/11 (a)	1,070	1,131,525
8.25%, 4/15/12 (a)(b)	1,830	1,990,125
Aquila, Inc.
14.875%, 7/01/12 (a)	1,096	1,424,734
CMS Energy Corp.
8.50%, 4/15/11 (a)	835	907,334
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)(b)	2,740	2,712,600
8.375%, 5/01/16 (a)	3,180	3,303,225
Dynegy-Roseton Danskammer
Series A
7.27%, 11/08/10 (a)	385	391,738
Series B
7.67%, 11/08/16 (a)	1,222	1,290,738
Edison Mission Energy
7.00%, 5/15/17 (a)(b)	3,840	3,825,600
7.50%, 6/15/13 (a)	1,860	1,911,150
7.75%, 6/15/16 (a)	695	722,800
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	2,140	2,313,875
NRG Energy, Inc.
7.25%, 2/01/14 (a)	420	431,550
7.375%, 2/01/16—1/15/17 (a)	4,805	4,989,106
Reliant Energy, Inc.
6.75%, 12/15/14 (a)	598	624,910
9.50%, 7/15/13 (a)	1,226	1,328,678
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16 (a)	440	438,418
Sierra Pacific Resources
8.625%, 3/15/14 (a)	960	1,031,388
TECO Energy, Inc.
7.00%, 5/01/12 (a)	1,222	1,280,613

TXU Corp.
Series O
4.80%, 11/15/09 (a)	125	122,176
Series P
5.55%, 11/15/14 (a)	3,604	3,198,615
Series Q
6.50%, 11/15/24 (a)	3,106	2,665,169

		41,985,661

Natural Gas - 3.3%
El Paso Corp.
7.375%, 12/15/12 (a)	1,245	1,304,917
El Paso Production Holding Co.
7.75%, 6/01/13 (a)	1,575	1,663,934
Enterprise Products Oper
8.375%, 8/01/66 (a)(h)	3,450	3,751,119
Regency Energy Partners
8.375%, 12/15/13 (a)(b)	1,675	1,739,906
Williams Cos, Inc.
7.625%, 7/15/19 (a)	3,744	4,109,040
7.875%, 9/01/21 (a)	2,214	2,479,680

		15,048,596

		57,034,257

Non Corporate Sectors - 4.4%
Derivatives - RACERS - 4.4%
Racers SER 06-6
5.296%, 7/01/08 (a)(b)(c)	18,550	19,875,398

Credit Default Index Holdings - 4.0%
DJ CDX.NA.HY-100 - 4.0%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)(b)	14,000	13,798,820
Dow Jones CDX HY
Series 5-T2
7.25%, 12/29/10 (a)(b)	4,312	4,427,763

		18,226,583

Financial Institutions - 1.4%
Brokerage - 1.0%
E*Trade Financial Corp.
7.375%, 9/15/13 (a)	870	905,888
7.875%, 12/01/15 (a)	2,574	2,773,485
8.00%, 6/15/11 (a)	810	849,487

		4,528,860

Insurance - 0.4%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)(b)	760	765,700
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	770	746,130

		1,511,830

		6,040,690

Total Corporates - Non-Investment Grades (cost $398,763,021)		407,431,643

CORPORATES - INVESTMENT GRADES - 4.2%
Industrial - 3.4%
Basic - 0.8%
International Steel Group, Inc.
6.50%, 4/15/14 (a)	2,081	2,137,888
Ispat Inland ULC
9.75%, 4/01/14 (a)	1,360	1,502,489

		3,640,377

Communications - Media - 0.4%
Rogers Cable, Inc.
6.75%, 3/15/15 (a)	1,847	1,928,142

Communications - Telecommunications - 1.4%
Mobifon Holdings BV
12.50%, 7/31/10 (a)	2,224	2,390,800
Rogers Wireless, Inc.
7.25%, 12/15/12 (a)	1,346	1,435,250
7.50%, 3/15/15 (a)	2,175	2,369,206

		6,195,256

Consumer Cyclical - Other - 0.2%
DR Horton, Inc.
4.875%, 1/15/10 (a)	250	243,368
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12 (a)	539	565,768

		809,136

Consumer Non-Cyclical - 0.3%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	1,080	1,041,221

Energy - 0.2%
Kerr-McGee Corp.
6.875%, 9/15/11 (a)	894	934,655

Technology - 0.1%
Xerox Corp.
6.40%, 3/15/16 (a)	535	544,267

		15,093,054

Financial Institutions - 0.7%
Finance - 0.3%
SLM Corp.
4.50%, 7/26/10 (a)	845	803,114
5.125%, 8/27/12 (a)	850	780,890

		1,584,004

Insurance - 0.4%
Coventry Health Care, Inc.
5.875%, 1/15/12 (a)	683	686,915
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)	950	929,930

		1,616,845

		3,200,849

Utility - 0.1%
Natural Gas - 0.1%
Tennessee Gas Pipeline Co.
7.00%, 10/15/28 (a)		570	599,550

Total Corporates - Investment Grades (cost $18,937,972)			18,893,453

EMERGING MARKETS - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.5%
Consumer Cyclical - Other - 0.2%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)		846	917,111

Consumer Non-Cyclical - 0.3%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	1,098	1,589,649

Total Emerging Markets - Non-Investment Grades (cost $2,410,989)			2,506,760

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign REIT
12.00% (a)(b) (cost $904,800)		624	912,990

EQUITIES - 0.0%
Common Stock - 0.0%
Phase Metrics (a)(e)(i) (cost $904)		90,400	904

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (j) (cost $13,404,112)		13,404,112	13,404,112

Total Investments - 98.1% (cost $434,421,798)			443,149,862
Other assets less liabilities - 1.9%			8,455,421

Net Assets - 100.0%			$451,605,283

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro
settling 6/29/07	1,105	$1,506,374	$1,488,209	$18,165

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $429,681,456.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate market value of these securities amounted to $104,666,149 or 23.2% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2007.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Illiquid security, valued at fair value.
(f)	Security is in default and is non-income producing.
(g)	Pay-In-Kind Payments (PIK).
(h)	Variable rate coupon, rate shown as of May 31, 2007.
(i)	Non-income producing security.
(j)	Investment in affiliated money market mutual fund.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

Currency Abbreviations:

EUR — Euro Dollar

AllianceBernstein Pooling Portfolios

Global Value Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.8%
Financials - 33.0%
Capital Markets - 2.9%
Credit Suisse Group (a)	1,500	$114,021
The Goldman Sachs Group, Inc.	100	23,082
Merrill Lynch & Co., Inc.	800	74,184

		211,287

Commercial Banks - 7.2%
BNP Paribas SA	900	109,123
HBOS PLC	4,450	95,744
Industrial Bank Of Korea	920	18,521
Kookmin Bank (ADR)	200	18,078
National City Corp.	900	31,131
Royal Bank of Scotland Group PLC	8,100	100,623
Shinhan Financial Group Co., Ltd.	270	16,651
Standard Bank Group Ltd.	700	10,329
State Bank of India Ltd. (GDR)	390	32,253
Sumitomo Mitsui Financial Group, Inc.	8	77,701
Unibanco—Uniao de Bancos Brasileiros SA (GDR)	200	22,462

		532,616

Consumer Finance - 1.1%
ORIX Corp.	300	80,718

Diversified Financial Services - 7.5%
Bank of America Corp.	1,600	81,136
Citigroup, Inc.	2,500	136,225
Fortis	1,900	78,872
ING Groep NV	2,800	124,453
JPMorgan Chase & Co.	2,600	134,758

		555,444

Insurance - 10.2%
Allianz SE	200	44,388
American International Group, Inc.	1,300	94,042
Aviva PLC	6,200	97,947
Fondiaria-Sai SpA (ordinary shares)	1,100	56,555
Fondiaria-Sai SpA (saving shares)	500	20,182
Genworth Financial, Inc.-Class A	1,500	54,150
MBIA, Inc.	300	19,965
MetLife, Inc.	1,100	74,800
Muenchener Rueckversicherungs AG	500	94,126
Sanlam, Ltd.	7,300	23,561
Sun Life Financial, Inc.	800	37,779

The Travelers Cos, Inc.	900	48,753
XL Capital Ltd.-Class A	1,000	81,560

		747,808

Real Estate Management & Development - 1.2%
Sino Land Co.	39,100	85,657

Thrifts & Mortgage Finance - 2.9%
Countrywide Financial Corp.	800	31,152
Federal Home Loan Mortgage Corp.	1,300	86,827
Federal National Mortgage Association	1,500	95,880

		213,859

		2,427,389

Energy - 10.9%
Oil, Gas & Consumable Fuels - 10.9%
Chevron Corp.	1,600	130,384
ConocoPhillips	900	69,687
Cosmo Oil Co. Ltd.	3,000	14,395
ENI SpA	2,000	70,700
Exxon Mobil Corp.	400	33,268
Marathon Oil Corp.	300	37,143
MOL Hungarian Oil and Gas NyRt	200	25,736
Nippon Mining Holdings, Inc.	4,500	39,594
OMV AG	800	52,989
Petroleo Brasileiro SA (NY) (ADR)	400	38,352
PTT PCL	1,300	9,459
Repsol YPF SA	2,500	91,736
Royal Dutch Shell PLC-Class A	2,000	74,384
Total SA	1,500	113,058

		800,885

Materials - 10.8%
Chemicals - 2.9%
BASF AG	800	99,065
Dow Chemical Co.	800	36,304
Mitsubishi Chemical Holdings Corp.	8,500	74,474

		209,843

Construction Materials - 0.6%
Buzzi Unicem SpA	1,300	45,278

Containers & Packaging - 0.1%
Rengo Co. Ltd.	2,000	10,074

Metals & Mining - 7.2%
Antofagasta PLC	2,100	23,204
Arcelor Mittal (Euronext Amsterdam)	1,700	102,042
Gerdau Ameristeel Corp.	2,300	35,610
Gerdau SA (ADR)	1,700	38,658
IPSCO, Inc.	1	157
JFE Holdings, Inc.	2,000	121,553
POSCO (ADR)	200	23,860
Teck Cominco Ltd.-Class B	1,600	67,614
Xstrata PLC	1,580	90,912
Zinifex Ltd.	1,600	23,436

		527,046

		792,241

Consumer Discretionary - 10.0%
Auto Components - 0.8%
Compagnie Generale des Etablissements Michelin-Class B	400	52,387
Hyundai Mobis	90	8,159

		60,546

Automobiles - 3.3%
Nissan Motor Co., Ltd.	3,200	35,616
Renault SA	900	128,597
Toyota Motor Corp.	1,300	78,296

		242,509

Hotels Restaurants & Leisure - 0.5%
McDonald’s Corp.	700	35,385

Household Durables - 1.3%
Black & Decker Corp.	400	37,772
Sharp Corp.	3,000	57,461

		95,233

Media - 3.0%
CBS Corp.-Class B	2,700	89,802
Comcast Corp.-Special-Class A (b)	1,200	32,616
Time Warner, Inc.	4,600	98,302

		220,720

Multiline Retail - 0.7%
Macy’s, Inc.	1,300	51,909

Specialty Retail - 0.4%
Office Depot, Inc. (b)	800	29,120

		735,422

Industrials - 9.2%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	800	60,488

Airlines - 2.7%
Air France-KLM	1,900	97,037
Deutsche Lufthansa AG	3,500	101,385

		198,422

Industrial Conglomerates - 2.0%
General Electric Co.	3,900	146,562

Machinery - 1.5%
Ingersoll-Rand Co. Ltd.-Class A	1,300	66,729
SPX Corp.	500	43,935

		110,664

Marine - 2.2%
Mitsui OSK Lines Ltd.	6,000	82,339
Neptune Orient Lines Ltd.	12,000	35,997
Orient Overseas International Ltd.	4,000	40,094

		158,430

		674,566

Health Care - 4.8%
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.-Class A	1,100	56,342

Pharmaceuticals - 4.0%
AstraZeneca PLC	1,600	85,072
Merck & Co., Inc.	500	26,225
Pfizer, Inc.	4,000	109,960
Sanofi-Aventis	800	77,064

		298,321

		354,663

Utilities - 4.5%
Electric Utilities - 4.1%
Allegheny Energy, Inc. (b)	1,000	53,390
E.ON AG	700	114,994
Kyushu Electric Power Co., Inc.	1,700	46,091
Public Power Corp.	1,210	32,785
The Tokyo Electric Power Co.	1,700	56,585

		303,845

Multi-Utilities - 0.4%
Centrica PLC	3,800	28,836

		332,681

Information Technology - 4.1%
Computers & Peripherals - 1.1%
International Business Machines Corp.	800	85,280

Electronic Equipment & Instruments - 1.3%
AU Optronics Corp. (ADR)	1,648	25,758
Celestica, Inc. (b)	2,100	13,744
Solectron Corp. (b)	8,300	28,220
Tech Data Corp. (b)	700	25,802

		93,524

Semiconductors & Semiconductor Equipment - 0.6%
Samsung Electronics Co., Ltd.	14	8,090
Siliconware Precision Industries Co. (ADR)	3,288	34,359

		42,449

Software - 1.1%
Microsoft Corp.	2,600	79,742

		300,995

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 0.5%
China Netcom Group Corp. Ltd.	10,500	26,740
China Telecom Corp. Ltd.-Class H	24,420	13,146

		39,886

Wireless Telecommunication Services - 2.9%
Sprint Nextel Corp.	3,600	82,260
Vodafone Group PLC	41,912	131,148

		213,408

		253,294

Consumer Staples - 3.1%
Food & Staples Retailing - 1.6%
Coles Myer Ltd.	3,600	49,334
Safeway, Inc.	2,000	68,960

		118,294

Food Products - 0.4%
Kraft Foods, Inc.-Class A	830	28,087

Tobacco - 1.1%
Altria Group, Inc.	1,200	85,320

		231,701

Total Common Stocks
(cost $5,710,180)		6,903,837

WARRANTS - 0.7%
Information Technology - 0.7%
Computers & Peripherals - 0.2%
Compal Electronics, Inc., expiring 1/17/12 (b) (c)	17,886	16,455

Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., expiring 1/17/12 (b) (c)	9,300	19,084
United Microelectronics Corp., Deutshe Bank AG London, expiring 1/24/17 (b)	28,169	16,366

		35,450

Total Warrants
(cost $49,988)		51,905

NON-CONVERTIBLE—PREFERRED STOCKS - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co.	340	13,301

Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd.	25	11,332

Total Non-Convertible—Preferred Stocks
(cost $29,416)		24,633

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (c) (d)
(cost $175,764)	175,764	175,764

Total Investments - 97.2%
(cost $5,965,348)		7,156,139

Other assets less liabilities - 2.8%		205,502

Net Assets—100.0%		$7,361,641

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	2	June 2007	$107,832	$121,422	$13,590

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Swiss Franc
settling 6/15/07	55	$45,008	$44,962	$46
Swiss Franc
settling 6/15/07	67	55,085	54,772	313

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $114,021.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate market value of these securities amounted to $35,539 or .4% of net assets.
(d)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

AllianceBernstein Pooling Portfolios

Global Research Growth Portfolio

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.3%
Financials - 28.2%
Capital Markets - 13.9%
3i Group PLC	1,638	$39,371
Credit Suisse Group	3,209	243,929
Franklin Resources, Inc.	400	54,296
Janus Capital Group, Inc.	3,200	88,576
Legg Mason, Inc.	700	70,721
Lehman Brothers Holdings, Inc.	2,600	190,788
Macquarie Bank Ltd.	878	63,643
Merrill Lynch & Co., Inc.	800	74,184
UBS AG (Swiss Virt-X)	2,739	178,748

		1,004,256

Commercial Banks - 3.7%
Banco Bilbao Vizcaya Argentaria SA	2,676	67,676
Banco Itau Holding Financeira SA (ADR)	1,100	48,499
Standard Chartered PLC	2,412	81,676
UniCredito Italiano SpA	7,231	67,918

		265,769

Diversified Financial Services - 6.7%
Chicago Mercantile Exchange Holdings, Inc.-Class A	120	63,720
Citigroup, Inc.	3,200	174,368
JPMorgan Chase & Co.	4,135	214,317
NYSE Euronext (a)	400	33,232

		485,637

Insurance - 3.9%
American International Group, Inc.	2,300	166,382
QBE Insurance Group Ltd.	1,989	51,374
Swiss Reinsurance	711	67,695

		285,451

		2,041,113

Health Care - 13.2%
Biotechnology - 1.6%
Celgene Corp. (a)	300	18,372
Genentech, Inc. (a)	600	47,862
Gilead Sciences, Inc. (a)	600	49,662

		115,896

Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	400	55,224
Becton Dickinson & Co.	400	30,500
Nobel Biocare Holding AG (a)	140	48,045

		133,769

Health Care Providers & Services - 3.2%
Aetna, Inc.	800	42,344
Laboratory Corp. of America Holdings (a)	300	23,622
Medco Health Solutions, Inc. (a)	400	31,104
UnitedHealth Group, Inc.	700	38,339
WellPoint, Inc. (a)	1,200	97,692

		233,101

Pharmaceuticals - 6.5%
Abbott Laboratories	400	22,540
Allergan, Inc.	300	37,359
Eli Lilly & Co.	500	29,310
Merck & Co., Inc.	1,600	83,920
Novartis AG	640	35,997
Roche Holding AG	359	65,870
Sanofi-Aventis	319	30,729
Schering-Plough Corp.	1,400	45,836
Shionogi & Co. Ltd.	1,000	17,174
Takeda Pharmaceutical Co. Ltd.	200	13,442
Teva Pharmaceutical Industries, Ltd. (ADR)	1,200	47,040
Wyeth	700	40,488

		469,705

		952,471

Information Technology - 11.3%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	2,648	71,284
Juniper Networks, Inc. (a)	900	21,969
Nokia OYJ	1,936	52,997
QUALCOMM, Inc.	800	34,360

		180,610

Computers & Peripherals - 3.4%
Apple, Inc. (a)	400	48,624
Hewlett-Packard Co.	1,179	53,892
InnoLux Display Corp. (a)	4,000	12,953
International Business Machines Corp.	600	63,960
Network Appliance, Inc. (a)	400	12,876
Sun Microsystems, Inc. (a)	9,818	50,072

		242,377

Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	200	8,842
eBay, Inc. (a)	700	22,792
Google, Inc.-Class A (a)	120	59,730

		91,364

IT Services - 0.6%
Cognizant Technology Solutions Corp.-Class A (a)	200	15,712
Fiserv, Inc. (a)	200	11,850
Infosys Technologies Ltd. (ADR)	300	14,775

		42,337

Office Electronics - 0.5%
Canon, Inc.	600	35,296

Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV (a)	487	12,573
Broadcom Corp.-Class A (a)	700	21,392
KLA-Tencor Corp.	200	10,996
NVIDIA Corp. (a)	200	6,934
Samsung Electronics Co., Ltd. (GDR) (b)	20	5,730
Samsung Electronics Co., Ltd.	4	2,311
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,147	12,514
Texas Instruments, Inc.	500	17,680

		90,130

Software - 1.8%
Adobe Systems, Inc. (a)	595	26,228
Citrix Systems, Inc. (a)	600	20,166
Electronic Arts, Inc. (a)	200	9,774
Microsoft Corp.	2,000	61,340
Oracle Corp. (a)	700	13,566

		131,074

		813,188

Industrials - 10.7%
Aerospace & Defense - 2.4%
BAE Systems PLC	4,945	43,815
Boeing Co.	700	70,413
United Technologies Corp.	800	56,440

		170,668

Airlines - 0.6%
Continental Airlines, Inc.-Class B (a)	600	24,102
easyJet PLC (a)	1,530	17,230

		41,332

Building Products - 1.4%
American Standard Cos, Inc.	700	41,846
Asahi Glass Co. Ltd.	2,000	26,715
Cie de Saint-Gobain	315	34,516

		103,077

Construction & Engineering - 1.1%
Fluor Corp.	300	31,230
Vinci SA (a)	576	45,544

		76,774

Electrical Equipment - 1.4%
ABB Ltd.	2,008	43,009
Emerson Electric Co.	1,200	58,140

		101,149

Industrial Conglomerates - 1.3%
General Electric Co.	2,600	97,708

Machinery - 1.7%
Atlas Copco AB (a)	3,204	53,890
Atlas Copco AB-Class A (a)	1,602	9,238
Danaher Corp.	700	51,450

Deere & Co.	100	12,047

		126,625

Trading Companies & Distributors - 0.8%
Mitsui & Co. Ltd.	3,000	59,612

		776,945

Energy - 8.9%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	859	70,851
Nabors Industries Ltd. (a)	1,500	52,410
Schlumberger, Ltd.	900	70,083
Tenaris SA (ADR)	1,000	49,650

		242,994

Oil, Gas & Consumable Fuels - 5.5%
Addax Petroleum Corp.	673	25,798
China Shenhua Energy Co. Ltd.-Class H	25,500	75,209
Gazprom ADR (ADR)	2,124	77,526
LUKOIL (ADR)	296	22,259
Noble Energy, Inc.	1,400	88,606
Petro-Canada	531	26,793
Total SA	1,133	85,396

		401,587

		644,581

Consumer Staples - 8.4%
Beverages - 0.4%
PepsiCo, Inc.	400	27,332

Food & Staples Retailing - 0.5%
Wal-Mart de Mexico SAB de CV Series V	8,968	33,937

Food Products - 3.7%
Archer-Daniels-Midland Co.	1,200	42,048
Bunge Ltd.	1,000	78,120
Nestle SA	222	86,474
WM Wrigley Jr Co.	1,100	64,460

		271,102

Household Products - 1.5%
Procter & Gamble Co.	1,700	108,035

Personal Products - 0.3%
L’Oreal SA	169	20,066

Tobacco - 2.0%
Altria Group, Inc.	1,200	85,320
British American Tobacco PLC	1,899	64,363

		149,683

		610,155

Consumer Discretionary - 8.0%
Auto Components - 0.4%
Denso Corp.	800	28,144

Automobiles - 1.0%
Fiat SpA	1,894	54,256
Suzuki Motor Corp. (a)	600	16,791

		71,047

Diversified Consumer Services - 0.2%
Apollo Group, Inc.-Class A (a)	300	14,391

Hotels Restaurants & Leisure - 2.5%
Accor SA	448	41,625
Ctrip.com International Ltd. (ADR)	100	7,641
Hilton Hotels Corp.	1,700	60,435
OPAP, SA	346	13,196
Punch Taverns PLC	2,329	61,963

		184,860

Household Durables - 0.4%
Daiwa House Industry Co. Ltd.	1,000	15,019
Pulte Homes, Inc.	600	16,374

		31,393

Media - 2.6%
Comcast Corp.-Class A (a)	1,950	53,450
Societe Television Francaise 1	1,694	60,263
Time Warner, Inc.	2,600	55,562
WPP Group PLC	1,083	16,017

		185,292

Multiline Retail - 0.5%
Kohl’s Corp. (a)	500	37,660

Specialty Retail - 0.4%
Inditex SA	432	27,248

		580,035

Materials - 5.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,100	85,789

Metals & Mining - 2.4%
Cia Vale do Rio Doce (ADR)	1,300	59,085
Cia Vale do Rio Doce (Sponsored) (ADR)	800	30,704
Xstrata PLC	1,479	85,101

		174,890

Mining & Metals - 1.6%
Rio Tinto PLC	1,595	116,436

		377,115

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.4%
Telefonica SA	390	8,874
Verizon Communications, Inc.	400	17,412

		26,286

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L (ADR)	800	48,440
MTN Group Ltd.	355	4,870
NTT DoCoMo, Inc.	6	10,221
Vimpel-Communications (ADR)	100	10,281

		73,812

		100,098

Total Common Stocks
(cost $5,852,914)		6,895,701

WARRANTS - 1.9%
Utilities - 0.6%
Independent Power Producers & Energy Traders - 0.6%
NTPC Ltd., expiring 2/06/17 (a)(b)	11,504	44,911

Information Technology - 0.7%
Electronic Equipment & Instruments - 0.4%
AU Optronics, Credit Suisse First Boston, expiring 3/05/09 (a)	6,200	9,560
HON HAI Precision Industry Co., Ltd., Citigroup Global Markets, expiring 1/17/12 (a)(b)	2,600	18,341

		27,901

IT Services - 0.1%
Tata Consultancy Services Ltd., expiring 8/20/07 (a) (b)	354	10,525

Semiconductors & Semiconductor Equipment - 0.2%
Novatek Microelectronics Corp., Ltd., expiring 11/02/16 (a)(b)	2,573	12,904

		23,429

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Telekomunikasi Indonesia Tbk PT, expiring 3/23/17 (a)(b)	9,000	9,738

Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd., Merrill Lynch, expiring 3/17/11 (a)(b)	439	9,218

		18,956

Industrials - 0.2%
Machinery - 0.2%
Tata Motors Ltd., expiring 5/23/11 (a)(b)	730	13,696

Consumer Discretionary - 0.1%
Leisure Equipment & Products - 0.1%
Largan Precision Co. Ltd., Citigroup Global Markets, expiring 1/20/10 (a)	376	5,016

Total Warrants
(cost $125,551)		106,008

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares,
Inc. – Government STIF Portfolio (c)
(cost $18,254)	18,254	18,254

Total Investments - 97.4%
(cost $5,996,719)		7,047,864
Other assets less liabilities - 2.6%		188,755

Net Assets - 100.0%		$7,236,619

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate market value of these securities amounted to $125,063 or 1.7% of net assets.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: July 23, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: July 23, 2007

4